UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIESUNITED STATES

    INVESTMENT COMPANY ACT FILE NUMBERS 811-3690; 811-5690; 811-2923;
			811-4927; 811-4623; 811--3843

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
EXECUTIVE INVESTORS TRUST
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
8th Floor
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD:  MARCH 31, 2005

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows



Portfolio of Investments (unaudited)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
March 31, 2005
-------------------------------------------------------------------------------------------------------------


   Principal
      Amount    Security                                                                                Value
-------------------------------------------------------------------------------------------------------------
                MUNICIPAL INVESTMENTS--100.8%
                Alabama--3.7%
    $   500M    Mobile Industrial Dev. Board Facs. Rev. Bonds, VR, 2.3%
                    (CO; Kimberly-Clark Corp.)                                                       $500,000
-------------------------------------------------------------------------------------------------------------
                Arizona--3.8%
        300M    Casa Grande Industrial Dev. Auth. Multi-Family Hsg. Rev. Bonds, VR, 2.33%
                    (Fannie Mae Liquidity Fac.)                                                       300,000
        225M    Lake Havasu City Excise Tax Rev. Bonds, 1.58%, 6/1/2005
                    (AMBAC Ins.)                                                                      225,909
-------------------------------------------------------------------------------------------------------------
                                                                                                      525,909
-------------------------------------------------------------------------------------------------------------
                Arkansas--2.1%
        290M    University of Arkansas Rev. Bonds (Fayetteville), 2.26%, 11/1/2005
                    (FGIC Ins.)                                                                       291,242
-------------------------------------------------------------------------------------------------------------
                Colorado--5.1%
        700M    Colorado Hsg. & Fin. Auth. Rev. Bonds, VR, 2.3%
                    (Fannie Mae Collateral Agreement)                                                 700,000
-------------------------------------------------------------------------------------------------------------
                District of Columbia--2.3%
        315M    District of Columbia Rev. Bonds Catholic Univ. of America,
                    1.67%, 10/1/2005 (AMBAC Ins.)                                                     320,966
-------------------------------------------------------------------------------------------------------------
                Florida--7.7%
        200M    Broward County School Board COP, 1.75%, 7/1/2005 (AMBAC Ins.)                         201,495
        250M    Florida State Board of Ed Capital Outlay GO Bonds, 1.95%, 6/1/2005*
                    (U.S. Govt. Securities)                                                           254,072
        600M    Hillsborough County Aviation Auth. Rev. Bonds, VR, 2.32%
                    (LOC; General Electric Capital Corp.)                                             600,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,055,567
-------------------------------------------------------------------------------------------------------------
                Georgia--10.6%
        400M    Fulton County Hsg. Auth. Multi-Family Hsg. Rev. Bonds, VR, 2.3%
                    (LOC; Fannie Mae)                                                                 400,000
        650M    Roswell Housing Auth. Multi-Family Rev. Bonds, VR, 2.3%
                    (Fannie Mae Liquidity Fac.)                                                       650,000
        400M    Whitfield County Residential Care Facs. Auth. Rev. Bonds, VR, 2.3%
                    (LOC; Wachovia Bank)                                                              400,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,450,000
-------------------------------------------------------------------------------------------------------------
                Iowa--1.5%
        200M    Iowa State Vision Special Rev. Bonds, 2.4%, 2/15/2006 (MBIA Ins.)                     204,451
-------------------------------------------------------------------------------------------------------------
                Kentucky--7.3%
        600M    Fort Mitchell League of Cities Lease Rev. Bonds,
                   VR, 2.19% (LOC; U.S. Bank, NA)                                                     600,000
        400M    Newport League of Cities Lease Rev. Bonds, VR, 2.19%
                    (LOC; U.S. Bank, NA)                                                              400,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,000,000
-------------------------------------------------------------------------------------------------------------
                Massachusetts--1.8%
        250M    Massachusetts State Water Resource Auth. Water Rev. Bonds,
                    2%, 8/1/2005 (FSA Ins.)                                                           252,502
-------------------------------------------------------------------------------------------------------------
                New Jersey--12.4%
        700M    New Jersey Health Care Facs. Fing. Auth. Rev. Bonds, VR, 2.27%
                    (LOC; JPMorgan Chase & Co.)                                                       700,000
        500M    New Jersey State Transportation Trust Fund Auth. Rev. Bonds,
                    1.55%, 6/15/2005 (MBIA Ins.)                                                      504,548
        500M    New Jersey Wastewater Treatment Trust Rev. Bonds, 1.89%, 5/15/2005
                    (MBIA Ins.)                                                                       502,624
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,707,172
-------------------------------------------------------------------------------------------------------------
                New York--4.1%
        200M    New York City GO Bonds, 2.15%, 8/1/2005* (U.S. Govt. Securities)                      204,886
        200M    New York State Dorm Auth. Lease Rev. Bonds, 2%, 7/1/2005
                    (AMBAC Ins.)                                                                      202,016
        150M    Triborough Bridge & Tunnel Auth. General Purpose Rev. Bonds,
                    2.04%, 1/1/2006 (U.S. Govt. Securities)                                           154,169
-------------------------------------------------------------------------------------------------------------
                                                                                                      561,071
-------------------------------------------------------------------------------------------------------------
                North Carolina--2.5%
        125M    Brunswick County COP, 2.43%, 6/1/2005 (AMBAC Ins.)                                    125,119
        215M    Greenville Combined Enterprise System Rev. Bonds,
                    2.05%, 9/1/2005 (FSA Ins.)                                                        216,946
-------------------------------------------------------------------------------------------------------------
                                                                                                      342,065
-------------------------------------------------------------------------------------------------------------
                Ohio--9.2%
        800M    Lucas County Facs. Improvement Rev. Bonds, VR, 2.17%
                    (LOC; Fifth Third Bank)                                                           800,000
        468M    Warren County Health Care Facs. Rev. Bonds, VR, 2.3%
                    (LOC; Fifth Third Bank)                                                           468,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,268,000
-------------------------------------------------------------------------------------------------------------
                Pennsylvania--5.9%
                Pennsylvania Intergovernmental Co-op Auth. Special Tax Rev. Bonds
                    (Philadelphia Funding Prog.):
        300M        1.95%, 6/15/2005* (U.S. Govt. Securities) (FGIC Ins.)                             302,921
        500M        2.02%, 6/15/2005 (U.S. Govt. Securities) (FGIC Ins.)                              505,166
-------------------------------------------------------------------------------------------------------------
                                                                                                      808,087
-------------------------------------------------------------------------------------------------------------
                Tennessee--1.5%
        200M    Clarksville Public Bldg. Auth. Rev. Bonds Municipal Bldg. Fund, VR, 2.3%
                    (LOC; Bank of America)                                                            200,000
-------------------------------------------------------------------------------------------------------------
                Texas--5.7%
        250M    Houston Independent School District Maintenance GO Tax Notes,
                    1.95%, 7/15/2005 (FSA Ins.)                                                       252,190
        285M    Tarrant County Housing Rev. Bonds, VR, 2.3%
                    (Fannie Mae Collateral Agreement)                                                 285,000
        240M    Trinity River Auth. Ten Mile Creek System Rev. Bonds,
                    1.52%, 8/1/2005 (AMBAC Ins.)                                                      241,990
-------------------------------------------------------------------------------------------------------------
                                                                                                      779,180
-------------------------------------------------------------------------------------------------------------
                Virginia--2.9%
        400M    Alexandria Industrial Dev. Auth. Rev. Bonds, VR, 2.3%
                    (LOC; Bank of America)                                                            400,000
-------------------------------------------------------------------------------------------------------------
                Washington--6.3%
        250M    King & Snohomish Counties School Dist. No. 417 GO Bonds,
                    2.16%, 6/1/2005 (FSA Ins.)                                                        250,350
        200M    Lake Tapps Parkway Properties Special Rev. Bonds, VR, 2.32%
                    (LOC; U.S. Bank, NA)                                                              200,000
        250M    Seattle Housing Auth. Rev. Bonds Pioneer Human Svcs. Proj., VR, 2.35%
                    (LOC; U.S. Bank, NA)                                                              250,000
        165M    Snohomish County School District No. 6 GO Bonds,
                    2.12%, 12/1/2005 (FGIC Ins.)                                                      165,954
-------------------------------------------------------------------------------------------------------------
                                                                                                      866,304
-------------------------------------------------------------------------------------------------------------
                Wisconsin--4.4%
        600M    Wisconsin State Health & Educ. Facs. Auth. Rev. Bonds, VR, 2.28%
                    (LOC; JPMorgan Chase & Co.)                                                       600,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $13,832,516)+                                100.8%     13,832,516
Excess Of Liabilities Over Other Assets                                                   (.8)       (109,732)
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $13,722,784
=============================================================================================================


The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at March 31, 2005. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+ Aggregate cost for federal income tax purposes is the same.


Portfolio of Investments (unaudited)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------

    Principal
       Amount   Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--93.1%
                Alabama--3.6%
       $1,000M  Birmingham Series "A" 5 1/2% 4/1/2013                                               $1,113,750
        1,145M  Jefferson County School Warrants GO 5% 4/1/2009                                      1,219,425
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,333,175
--------------------------------------------------------------------------------------------------------------
                Arizona--1.6%
        1,000M  University of Arizona COP Series "A" 5 1/4% 6/1/2009                                 1,076,250
--------------------------------------------------------------------------------------------------------------
                California--1.7%
        1,000M  California State Dept. Wtr. Pwr. Supply Rev. 5 1/4% 5/1/2010                         1,092,500
--------------------------------------------------------------------------------------------------------------
                Colorado--1.7%
        1,000M  Pueblo County School Dist. #60 GO (Pueblo) 5% 12/15/2010                             1,080,000
--------------------------------------------------------------------------------------------------------------
                District of Columbia--1.6%
        1,000M  District of Columbia COP 5 1/4% 1/1/2010                                             1,076,250
--------------------------------------------------------------------------------------------------------------
                Florida--1.6%
        1,000M  Polk County Transportation Rev. 5% 12/1/2010****                                     1,070,000
--------------------------------------------------------------------------------------------------------------
                Georgia--1.6%
        1,000M  Athens Housing Auth. Lease Rev. (Univ. of Georgia-East Campus)
                   4% 12/1/2009                                                                      1,032,500
--------------------------------------------------------------------------------------------------------------
                Indiana--3.5%
        1,110M  Carmel High School Bldg. Corp. 5% 1/10/2013                                          1,196,025
        1,000M  New Albany Floyd County Sch. Bldg. Corp. 5 3/4% 7/15/2020                            1,101,250
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,297,275
--------------------------------------------------------------------------------------------------------------
                Kentucky--1.6%
        1,000M  Kentucky Asset/Liability Community Gen. Fund Rev. Series "A"
                  5% 7/15/2009                                                                       1,070,000
--------------------------------------------------------------------------------------------------------------
                Louisiana--2.3%
        1,000M  Louisiana Pub. Facs. Auth. Rev. 4 1/2% 10/15/2010                                    1,046,250
          400M  New Orleans GO 5 1/8% 12/1/2010                                                        431,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,477,750
--------------------------------------------------------------------------------------------------------------
                Michigan--9.6%
        1,000M  Brighton Area School District GO Zero Coupon 5/1/2005
                   (prerefunded at $49.325)*                                                           492,450
        1,035M  Detroit City School District GO Series "A" 5% 5/1/2012                               1,124,268
        1,000M  Michigan State Bldg. Auth. Rev. Series "I" 5% 10/15/2009                             1,072,500
        2,300M  Rochester Cmnty. School District GO 5% 5/1/2013                                      2,501,250
        1,000M  South Central Power Supply Systems Rev. 5% 11/1/2010                                 1,077,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,267,968
--------------------------------------------------------------------------------------------------------------
                Mississippi--1.6%
        1,000M  Gulfport GO 5% 3/1/2010                                                              1,076,250
--------------------------------------------------------------------------------------------------------------
                Missouri--2.3%
        1,380M  Hazelwood School District GO Series "A" 5% 3/1/2012                                  1,505,925
--------------------------------------------------------------------------------------------------------------
                New Jersey--12.6%
        1,000M  Jersey City School Improvement Series "B"  5% 3/1/2010                               1,076,250
                New Jersey Economic Dev. Auth. Revenue:
        1,000M     School Facs. Series "C" 5% 6/15/2011                                              1,082,500
        3,700M     School Facs. Series "F" 5% 6/15/2011                                              4,005,250
        2,000M  New Jersey Trans. Auth. Series "A" 5% 6/15/2009                                      2,135,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     8,299,000
--------------------------------------------------------------------------------------------------------------
                New York--8.5%
          150M  New York City GO 5 1/2% 8/1/2012                                                       165,937
                New York State Dormitory Auth. Revenue:
        1,000M     School District Fing. Prog. Series "E" 5% 10/1/2010                               1,077,500
        1,000M     Student Hsg. Corp. 5% 7/1/2010                                                    1,076,250
        3,000M  New York State Thwy. Auth. Gen. Hwy. 5 1/4% 4/1/2011                                 3,243,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,563,437
--------------------------------------------------------------------------------------------------------------
                Ohio--7.3%
        3,445M  Ohio State Bldg. Admin. Bldg. Rev.  5% 4/1/2012                                      3,729,213
        1,000M  Ohio State Bldg. Auth. Facs. Rev. 5 1/2% 10/1/2008                                   1,078,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,807,963
--------------------------------------------------------------------------------------------------------------
                Oklahoma--.4%
          250M  Grady County Indl. Dev. Auth. Rev. 5 3/8% 11/1/2009                                    269,375
--------------------------------------------------------------------------------------------------------------
                Oregon--12.1%
        1,000M  Clackamas County School District #86 (Canby) GO 5% 6/15/2012                         1,083,750
        1,000M  Deschutes County Admin. School District #1 GO 5% 6/15/2013                           1,088,750
        1,355M  Jackson County School District #9 (Eagle Point) GO
                   4% 6/15/2012 (when-issued)                                                        1,378,713
        2,030M  Umatilla County School District #8R (Hermiston) GO  5% 6/15/2011                     2,197,475
                Yamhill County School District #29J (Newberg) GO:
        1,000M     5% 6/15/2010                                                                      1,077,500
        1,000M     5% 6/15/2012 (when-issued)                                                        1,081,250
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,907,438
--------------------------------------------------------------------------------------------------------------
                Pennsylvania--9.9%
        2,875M  Hatboro Horsham School District GO 5% 9/15/2011 (when-issued)                        3,112,188
        2,000M  Pennsylvania State GO 5% 10/1/2007                                                   2,102,500
          150M  Philadelphia Auth. Indl. Dev. Lease Revenue 5 1/4% 10/1/2010                           163,312
        1,000M  Philadelphia Muni. Auth. Rev. Series "B" 5 1/4% 11/15/2011                           1,093,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,471,750
--------------------------------------------------------------------------------------------------------------
                Tennessee--4.9%
        3,000M  Nashville & Davidson Cntys. (Vanderbilt) Series "B" 5% 4/1/2010****                  3,225,000
--------------------------------------------------------------------------------------------------------------
                West Virginia--1.6%
        1,000M  West Virginia State Sch. Bldg. Auth. 5% 1/1/2010                                     1,073,750
--------------------------------------------------------------------------------------------------------------
                Wisconsin--1.5%
        1,000M  Wisconsin State Petroleum Ins. Fee Rev. Series "1" 5% 7/1/2011                       1,066,250
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $61,127,416)                                                   61,139,806
--------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--7.0%
                Adjustable Rate Notes**
        1,400M  California Health Facilities 2.23%                                                   1,400,000
        3,200M  Lehigh PA St. Luke's Hospital 2.23%                                                  3,200,000
--------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $4,600,000)                                   4,600,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $65,727,416)                                   100.1%    65,739,806
Excess of Liabilities Over Other Assets                                                     (.1)       (87,575)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $65,652,231
==============================================================================================================



At March 31, 2005, the cost of municipal investments for federal income tax purposes was $65,727,416. Accumulated net unrealized appreciation on investments was $12,390, consisting of $330,089 gross unrealized appreciation and $317,699 gross unrealized depreciation.


Portfolio of Investments (unaudited)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
March 31, 2005

---------------------------------------------------------------------------------------------------------------

    Principal
       Amount   Security                                                                                  Value
---------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--95.4%
                Alabama--.8%
       $5,835M  Alabama Water Pollution Control Auth. 6% 8/15/2014                                   $6,476,850
---------------------------------------------------------------------------------------------------------------
                Alaska--.8%
        1,500M  Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                                 1,670,625
        5,000M  North Slope Boro GO Zero Coupon 6/30/2005                                             4,972,400
---------------------------------------------------------------------------------------------------------------
                                                                                                      6,643,025
---------------------------------------------------------------------------------------------------------------
                Arizona--1.5%
        8,550M  Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010                                 9,907,312
                Phoenix Civic Improvement Corp. Water Sys. Revenue:
        1,000M     5 1/2% 7/1/2019                                                                    1,092,500
        1,000M     5 1/2% 7/1/2020                                                                    1,088,750
---------------------------------------------------------------------------------------------------------------
                                                                                                     12,088,562
---------------------------------------------------------------------------------------------------------------
                California--4.1%
        5,500M  California State Dept. Water Resource Pwr. Supply Rev. Series "A"
                   5 3/8% 5/1/2018                                                                    5,974,375
       10,000M  California State GO 5% 6/1/2027                                                      10,362,500
        2,000M  Colton Joint Unified School Dist. GO Series "A" 5 3/8% 8/1/2026                       2,172,500
       10,000M  Los Angeles Community College Dist. GO Series "A" 5 1/2% 8/1/2021                    11,187,500
        3,230M  Murrieta Redev. Agency Tax (Redev. Project) 5% 8/1/2035 (when-issued)                 3,314,787
---------------------------------------------------------------------------------------------------------------
                                                                                                     33,011,662
---------------------------------------------------------------------------------------------------------------
                Connecticut--3.1%
                Connecticut State General Obligations:
        9,890M     Series "C" 5% 4/1/2023                                                            10,421,588
        3,750M     Series "D" 5% 12/1/2023                                                            3,960,937
        9,000M  Connecticut State Spl. Tax Oblig. Rev. Trans. Infrastructure
                   6 1/8%  9/1/2012                                                                  10,316,250
---------------------------------------------------------------------------------------------------------------
                                                                                                     24,698,775
---------------------------------------------------------------------------------------------------------------
                District of Columbia--.8%
        5,000M  Washington DC GO Series "B" 6% 6/1/2021                                               5,981,250
--------------------------------------------------------------------------------------------------------------
                Florida--.2%
        1,395M  West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*                                    1,762,931
--------------------------------------------------------------------------------------------------------------
                Georgia--11.1%
       15,000M  Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                                     16,575,000
                Atlanta Water & Wastewater Revenue:
        3,000M     5% 11/1/2023                                                                       3,142,500
        9,040M     Series "A" 5 1/2% 11/1/2019                                                       10,328,200
        2,540M  Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
                   (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                             2,743,200
                Metropolitan Atlanta Rapid Transit Authority Sales Tax Rev.:
       20,450M     6 1/4% 7/1/2011                                                                   23,594,187
       28,305M     6% 7/1/2013                                                                       32,727,656
---------------------------------------------------------------------------------------------------------------
                                                                                                     89,110,743
---------------------------------------------------------------------------------------------------------------
                Hawaii--1.6%
                Hawaii State General Obligations:
        5,500M     6% 10/1/2009                                                                       6,125,625
        6,000M     6% 10/1/2010                                                                       6,765,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     12,890,625
---------------------------------------------------------------------------------------------------------------
                Illinois--15.1%
                Chicago Board of Education Lease Certificates of Participation Series "A":
        5,000M     6% 1/1/2016                                                                        5,831,250
       36,200M     6% 1/1/2020                                                                       42,354,000
                Chicago General Obligations:
        6,000M     6% 7/1/2005*                                                                       6,172,320
       16,660M     6 1/8% 7/1/2005*                                                                  17,143,473
                Illinois Development Fin. Auth. Revenue (Rockford School #205):
        5,000M     6.6% 2/1/2010                                                                      5,712,500
        3,000M     6.65% 2/1/2011                                                                     3,483,750
                Illinois State First Series General Obligations:
        5,250M     6 1/8% 1/1/2010*                                                                   5,899,688
        4,500M     5 1/2% 2/1/2016                                                                    4,938,750
        8,000M     5 1/2% 5/1/2017                                                                    8,690,000
       12,000M     5 1/2% 5/1/2018                                                                   13,020,000
        3,000M  Metro Pier & Exposition Auth. (McCormick Place Expansion)
                   Series "B" 5 1/2% 6/15/2016                                                        3,330,000
        4,000M  Regional Transportation Auth. 7 3/4% 6/1/2019                                         5,305,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    121,880,731
---------------------------------------------------------------------------------------------------------------
                Kansas--.3%
        2,475M  Wyandotte County Unified Sch. Dist. #500 GO 5% 9/1/2020                               2,691,563
--------------------------------------------------------------------------------------------------------------
                Louisiana--.7%
       11,850M  Regional Trans. Auth. Zero Coupon 12/1/2021                                           5,243,625
---------------------------------------------------------------------------------------------------------------
                Massachusetts--4.7%
       10,025M  Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                           11,390,906
        1,490M  Massachusetts Housing Finance Agy. 6% 12/1/2012                                       1,538,425
       20,550M  Massachusetts State GO 6% 8/1/2009                                                   22,861,875
        2,000M  Massachusetts State Water Res. Auth. Series "A" 5% 8/1/2023 (when-issued)             2,110,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     37,901,206
---------------------------------------------------------------------------------------------------------------
                Michigan--2.2%
       10,000M  Michigan State Environmental Protection Prog. GO 6 1/4% 11/1/2012                    11,412,500
        4,500M  Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                   6.95% 9/1/2022                                                                     5,911,875
---------------------------------------------------------------------------------------------------------------
                                                                                                     17,324,375
---------------------------------------------------------------------------------------------------------------
                Minnesota--1.7%
                Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "C":
        3,380M     5 1/2% 1/1/2017                                                                    3,696,875
        3,315M     5 1/2% 1/1/2018                                                                    3,613,350
        5,770M     5 1/2% 1/1/2019                                                                    6,282,087
---------------------------------------------------------------------------------------------------------------
                                                                                                     13,592,312
---------------------------------------------------------------------------------------------------------------
                Missouri--3.9%
                Missouri State Health & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.):
        6,840M     6 3/4% 5/15/2010                                                                   7,917,300
       10,175M     6 3/4% 5/15/2011                                                                  11,955,625
                St. Louis Airport Revenue Series "A":
        4,135M     5 5/8% 7/1/2017                                                                    4,548,500
        3,620M     5 5/8% 7/1/2018                                                                    3,977,475
        3,030M     5 5/8% 7/1/2019                                                                    3,321,638
---------------------------------------------------------------------------------------------------------------
                                                                                                     31,720,538
---------------------------------------------------------------------------------------------------------------
                Nevada--4.6%
                Clark County Nevada Bond Bank General Obligations:
        8,195M     5 1/2% 6/1/2017                                                                    8,912,062
        8,645M     5 1/2% 6/1/2018                                                                    9,379,825
                Las Vegas New Convention & Visitors Auth. Revenue:
        3,500M     5 3/4% 7/1/2015*                                                                   3,885,000
        2,500M     5 3/4% 7/1/2017                                                                    2,775,000
                Truckee Meadows Nevada Water Authority Revenue:
        6,115M     5 1/2% 7/1/2017                                                                    6,634,775
        2,605M     5 1/2% 7/1/2018                                                                    2,823,169
        2,500M     5 1/2% 7/1/2019                                                                    2,700,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     37,109,831
---------------------------------------------------------------------------------------------------------------
                New Jersey--4.1%
        5,125M  Hudson Cnty Impt. Auth. Lease Rev. 5% 4/1/2035 (when-issued)                          5,278,750
        2,200M  New Jersey State Educ. Facs. Auth. Rev. Public Library PJ Grant
                   5 1/2% 9/1/2018                                                                    2,431,000
       10,000M  New Jersey State Trans. Corp. COP Fed. Trans. Admin. Grants Series "A"
                   5 3/4% 9/15/2009*                                                                 10,987,500
       13,500M  New Jersey State Turnpike Auth. Rev. Inverse Floater Rate 7.599% 1/1/2035***         14,006,250
---------------------------------------------------------------------------------------------------------------
                                                                                                     32,703,500
---------------------------------------------------------------------------------------------------------------
                New Mexico--1.3%
       10,000M  New Mexico Fin. Auth. State Trans. Rev. Series "A"
                   5 1/4% 6/15/2021                                                                  10,775,000
---------------------------------------------------------------------------------------------------------------
                New York--8.1%
                New York City General Obligations:
        5,000M     Series "C" 5 1/2% 3/15/2015                                                        5,468,750
        3,275M     Series "G" 5 5/8% 8/1/2020                                                         3,618,875
       22,250M  New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021                           26,811,250
                New York State Dorm. Auth. Rev. New York University:
        5,000M     5 7/8% 5/15/2017                                                                   5,856,250
       10,000M     Series "A" 5 3/4% 7/1/2027                                                        11,825,000
        5,950M  New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010                                6,233,815
        5,000M  Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
                  5 3/4% 10/15/2013                                                                   5,550,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     65,363,940
---------------------------------------------------------------------------------------------------------------
                North Carolina--2.9%
        3,030M  Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                     3,238,312
                North Carolina Municipal Pwr. Agy. (Catawba Elec.):
        8,950M     6% 1/1/2010                                                                        9,979,250
        8,945M     6% 1/1/2011                                                                       10,096,669
---------------------------------------------------------------------------------------------------------------
                                                                                                     23,314,231
---------------------------------------------------------------------------------------------------------------
                North Dakota--1.6%
       10,500M  Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
                   7.2% 6/30/2013                                                                    12,534,375
---------------------------------------------------------------------------------------------------------------
                Ohio--1.0%
        1,000M  Canton City School District GO 5% 12/1/2023 (when-issued)                             1,045,000
        6,000M  Jefferson County Jail Construction GO 5 3/4% 12/1/2019                                7,027,500
---------------------------------------------------------------------------------------------------------------
                                                                                                      8,072,500
---------------------------------------------------------------------------------------------------------------
                Oklahoma--.8%
        5,540M  Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.) 6% 8/15/2017                    6,121,700
---------------------------------------------------------------------------------------------------------------
                Oregon--.7%
                Portland Urban Renewal & Redev. South Park Blocks Series "A":
        2,695M     5 3/4% 6/15/2015                                                                   2,998,188
        2,630M     5 3/4% 6/15/2016                                                                   2,922,587
---------------------------------------------------------------------------------------------------------------
                                                                                                      5,920,775
---------------------------------------------------------------------------------------------------------------
                Pennsylvania--3.5%
        3,000M  Allegheny County Sanitation Auth. Sewer Rev. 5 1/2% 12/1/2030                         3,228,750
        5,000M  Moon Area School District 5% 11/15/2024                                               5,243,750
        4,925M  Philadelphia Housing Auth. Capital Fund Prog. Rev. Series "A"
                   5 1/2% 12/1/2019                                                                   5,466,750
       12,050M  Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                                  14,098,500
---------------------------------------------------------------------------------------------------------------
                                                                                                     28,037,750
---------------------------------------------------------------------------------------------------------------
                Rhode Island--.5%
        4,000M  Rhode Island State Construction Capital Dev. GO Series "A"
                   5 1/2% 7/15/2018                                                                   4,360,000
---------------------------------------------------------------------------------------------------------------
                South Dakota--.5%
        3,855M  South Dakota Hlth. & Educ. Facs. Auth. (McKennan Hosp.)
                   7 5/8% 1/1/2008*                                                                   4,327,238
---------------------------------------------------------------------------------------------------------------
                Tennessee--.5%
        3,500M  Memphis-Shelby County Sports Auth. Rev. (Memphis Arena Proj.)
                   Series "A" 5 1/2% 11/1/2016                                                        3,906,875
---------------------------------------------------------------------------------------------------------------
                Texas--6.5%
       16,000M  Austin Texas Utilities Systems Rev. 6% 11/15/2013                                    18,300,000
                Harris County Toll Road Sub. Liens General Obligations Series "A":
       11,065M     6 1/2% 8/15/2012                                                                  13,001,375
        7,305M     6 1/2% 8/15/2013                                                                   8,665,556
                Houston Water Conveyance System Certificates of Participation:
        4,705M     6 1/4% 12/15/2013                                                                  5,522,494
        6,035M     6 1/4% 12/15/2015                                                                  7,159,019
---------------------------------------------------------------------------------------------------------------
                                                                                                     52,648,444
---------------------------------------------------------------------------------------------------------------
                Utah--.3%
        1,680M  Provo Utah Electric System Rev. 10 3/8% 9/15/2015                                     2,293,200
---------------------------------------------------------------------------------------------------------------
                Virginia--.4%
        3,310M  Norfolk Airport Auth. Rev. Series "A" 5% 7/1/2022                                     3,429,988
---------------------------------------------------------------------------------------------------------------
                Washington--2.2%
                Snohomish County Washington Ltd. Tax General Obligations:
        7,975M     5 1/2% 12/1/2017                                                                   8,702,719
        8,410M     5 1/2% 12/1/2018                                                                   9,145,875
---------------------------------------------------------------------------------------------------------------
                                                                                                     17,848,594
---------------------------------------------------------------------------------------------------------------
                Wisconsin--3.3%
       12,000M  Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
                   6.9% 8/1/2021                                                                     15,495,000
       10,745M  Wisconsin State Series "E" 5% 5/1/2025                                               11,215,094
---------------------------------------------------------------------------------------------------------------
                                                                                                     26,710,094
---------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $693,409,201)                                                  768,496,808
---------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--3.9%
                Adjustable Rate Notes**
       16,720M  University of Michigan Regent Hosp. Rev. 2.3%                                        16,720,000
       15,000M  Valdez, AK Marine Terminal Exxon Pipeline Co. 2.2%                                   15,000,000
---------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $31,720,000)                                  31,720,000
---------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $725,129,201)                                   99.3%    800,216,808
Other Assets, Less Liabilities                                                               .7       5,748,618
---------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $805,965,426
===============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.548% with Citibank, N.A.                            2/15/2015     $40,000M        $920,687
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.56% with Citibank, N.A.                             2/17/2015      40,000M         887,408
------------------------------------------------------------------------------------------------------------
                                                                                    $80,000M      $1,808,095
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$725,129,201. Accumulated net unrealized appreciation on investments was $75,087,607, consisting of $75,191,293 gross unrealized appreciation and $103,686 gross unrealized depreciation.




Portfolio of Investments (unaudited)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
March 31, 2005

---------------------------------------------------------------------------------------------------------------

    Principal
       Amount   Security                                                                                  Value
---------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--93.8%
                Alabama--.3%
         $250M  Coffee County Public Bldg. Auth. 6.1%  9/1/2006*                                       $266,875
---------------------------------------------------------------------------------------------------------------
                Alaska--1.1%
        1,000M  Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                                 1,113,750
---------------------------------------------------------------------------------------------------------------
                Arizona--4.1%
        1,000M  Arizona State Trans. Bd. Hwy. Rev. 5 1/4% 7/1/2020                                    1,073,750
        1,750M  Arizona State University COP 5% 9/1/2026                                              1,815,625
        1,395M  Arizona State University Rev. 5% 7/1/2026 (when-issued)                               1,454,288
---------------------------------------------------------------------------------------------------------------
                                                                                                      4,343,663
---------------------------------------------------------------------------------------------------------------
                California--10.3%
        5,000M  California State GO 5% 6/1/2027                                                       5,181,250
        3,000M  California State Dept. Water Res. Pwr. Supply Rev. Series "A" 5 3/8% 5/1/2018         3,258,750
        1,850M  Franklin-McKinley School Dist. GO 5% 8/1/2029 (when-issued)                           1,905,426
          490M  Jefferson Unified High Sch. Dist. GO (San Mateo Cnty.) 6 1/4% 2/1/2017                  588,613
---------------------------------------------------------------------------------------------------------------
                                                                                                     10,934,039
---------------------------------------------------------------------------------------------------------------
                Colorado--7.2%
        1,500M  Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora GO Series "A"
                   5 1/8% 12/1/2021                                                                   1,601,250
        1,000M  Centennial Downs Met. Dist. GO 5% 12/1/2028                                           1,033,750
        1,535M  Grand Cnty. Sch. Dist. #2 East Grand GO Series "B" 5% 12/1/2023                       1,602,156
        1,000M  Lafayette Water Rev. 5 1/4% 12/1/2023                                                 1,070,000
        2,180M  Widefield Water & San. Dist. Wtr. & Swr. Rev. 5% 12/1/2022                            2,297,175
---------------------------------------------------------------------------------------------------------------
                                                                                                      7,604,331
---------------------------------------------------------------------------------------------------------------
                Connecticut--2.6%
        1,250M  Connecticut State GO Series "D" 5% 12/1/2023                                          1,320,312
        1,425M  West Haven GO 5%  7/1/2023                                                            1,471,312
---------------------------------------------------------------------------------------------------------------
                                                                                                      2,791,624
---------------------------------------------------------------------------------------------------------------
                Florida--3.0%
          335M  Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                              361,381
        1,045M  Port St. Lucie Util. Sys. Rev. 5% 9/1/2022                                            1,099,862
        1,580M  Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                                          1,712,325
---------------------------------------------------------------------------------------------------------------
                                                                                                      3,173,568
---------------------------------------------------------------------------------------------------------------
                Georgia--2.0%
        1,000M  Fulton Cnty. Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
                   (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                             1,080,000
        1,000M  Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
                   5 1/8% 12/1/2021                                                                   1,063,750
---------------------------------------------------------------------------------------------------------------
                                                                                                      2,143,750
---------------------------------------------------------------------------------------------------------------
                Illinois--.5%
          500M  Chicago GO 6% 7/1/2005*                                                                 514,360
---------------------------------------------------------------------------------------------------------------
                Indiana--3.5%
        1,030M  Baugo School Bldg. Corp. 5 1/2% 1/15/2019                                             1,121,413
        1,105M  Merrillville Multi-School Building Corp. GO 5 1/2% 7/15/2017                          1,209,975
        1,250M  Zionsville Community Schools Bldg. Corp. GO 5 3/4% 7/15/2017                          1,385,937
---------------------------------------------------------------------------------------------------------------
                                                                                                      3,717,325
---------------------------------------------------------------------------------------------------------------
                Kentucky--1.0%
        1,000M  Kentucky State Ppty. & Buildings Comm. Rev. 5 1/4% 8/1/2013*                          1,106,250
---------------------------------------------------------------------------------------------------------------
                Louisiana--1.8%
        1,845M  Louisiana Local Govt. Env. Facs. & Comm. 5 1/4% 10/1/2021                             1,960,313
---------------------------------------------------------------------------------------------------------------
                Massachusetts--7.3%
        1,305M  Ashland GO 5 1/4% 5/15/2021                                                           1,420,819
        4,000M  Massachusetts State Series "A" GO 5% 3/1/2024                                         4,180,000
        1,000M  Springfield GO 5 1/4% 1/15/2022                                                       1,080,000
        1,000M  University Bldg. Auth. Proj. Rev. 5 1/4% 11/1/2023                                    1,072,500
---------------------------------------------------------------------------------------------------------------
                                                                                                      7,753,319
---------------------------------------------------------------------------------------------------------------
                Michigan--12.4%
        1,135M  Caledonia Cmnty. Schools GO 5% 5/1/2026 (when-issued)                                 1,181,819
        1,000M  Detroit City School Dist. GO (Sch. Bldg. & Site Impt.) 5 1/2% 5/1/2018                1,096,250
        1,105M  Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021                                        1,185,113
        1,825M  Gull Lake Cmnty. School Dist. Sch. Bldg. & Site GO 5% 5/1/2022                        1,923,094
        1,000M  Howell Public Schools GO Zero Coupon 5/1/2006*                                          445,300
        1,700M  Jackson Public Schools Bldg. & Site GO 5% 5/1/2026                                    1,608,125
        1,000M  Michigan Public Pwr. Agy. Rev. (Combustion Turbine #1 Proj.) 5 1/4% 1/1/2018          1,075,000
          750M  Milan Area School Dist. GO 5 5/8% 5/1/2010*                                             828,750
        3,600M  Southfield Public School Bldg. & Site Series "B" GO 5 1/8% 5/1/2021                   3,847,500
---------------------------------------------------------------------------------------------------------------
                                                                                                     13,190,951
---------------------------------------------------------------------------------------------------------------
                Missouri--1.2%
          200M  Liberty Sewer System Rev. 6.15%  2/1/2015                                               220,500
          310M  Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.) Series "B"
                   5.85% 6/1/2014                                                                       343,712
          250M  St. Joseph School Dist. GO (Direct Dep. Prog.) 5 3/4% 3/1/2019                          276,562
          375M  St. Louis County Pattonville R-3 School Dist. GO (Direct Dep. Prog.)
                   5 3/4% 3/1/2010*                                                                     419,063
---------------------------------------------------------------------------------------------------------------
                                                                                                      1,259,837
---------------------------------------------------------------------------------------------------------------
                Nebraska--1.0%
        1,000M  Municipal Energy Agency 5 1/4% 4/1/2021                                               1,072,500
---------------------------------------------------------------------------------------------------------------
                New Jersey--3.4%
        1,000M  Hudson County COP 5% 12/1/2021                                                        1,061,250
        2,350M  New Jersey State Educ. Facs. Auth. Rowan Univ. 5 1/8% 7/1/2021                        2,505,688
---------------------------------------------------------------------------------------------------------------
                                                                                                      3,566,938
---------------------------------------------------------------------------------------------------------------
                New York--1.0%
                Camden Central School District General Obligations:
          725M     5 1/2% 3/15/2016                                                                     802,031
          250M     5 1/2% 3/15/2017                                                                     275,937
---------------------------------------------------------------------------------------------------------------
                                                                                                      1,077,968
---------------------------------------------------------------------------------------------------------------
                Ohio--10.3%
        1,255M  Akron Sewer System Rev. 5 1/4% 12/1/2020                                              1,355,400
        2,500M  Akron-Summit Cnty. Pub. Library GO 5% 12/1/2020                                       2,628,125
        1,380M  Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020                1,495,575
        1,870M  Lake Ohio Local School Dist. GO 5% 12/1/2025 (when-issued)                            1,944,800
        1,500M  Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018                                    1,642,500
        1,345M  Troy Ohio City School Dist. GO 5% 12/1/2028                                           1,390,394
          450M  Youngstown GO 6% 12/1/2031                                                              508,500
---------------------------------------------------------------------------------------------------------------
                                                                                                     10,965,294
---------------------------------------------------------------------------------------------------------------
                Oregon--1.9%
        1,000M  Clackamas Cnty. School Dist. #86 (Canby) GO 5% 6/15/2023                              1,052,500
          500M  Oregon State Dept. of Administrative Services COP 5.65% 5/1/2007*                       533,125
          455M  Rogue Cmnty. College GO 5% 6/15/2021                                                    481,731
---------------------------------------------------------------------------------------------------------------
                                                                                                      2,067,356
---------------------------------------------------------------------------------------------------------------
                Pennsylvania--4.9%
        1,450M  Bear Valley Water Rev. 5% 5/1/2036 (when-issued)                                      1,480,812
          525M  Erie GO 5 3/4% 5/15/2007*                                                               556,500
                State Public School Bldg. Authority:
        1,000M     Colonial  5% 5/15/2026                                                             1,037,500
        1,000M     Philadelphia 5 1/4% 6/1/2024                                                       1,066,250
        1,000M     Richland 5% 11/15/2023                                                             1,048,750
---------------------------------------------------------------------------------------------------------------
                                                                                                      5,189,812
---------------------------------------------------------------------------------------------------------------
                Puerto Rico--.5%
          545M  Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.  6 1/4%  7/1/2016               558,979
---------------------------------------------------------------------------------------------------------------
                South Carolina--1.0%
        1,000M  Hilton Head Island Rev. 5 1/8% 12/1/2022                                              1,063,750
---------------------------------------------------------------------------------------------------------------
                Texas--7.3%
          505M  Austin Texas Utility Systems Rev. 6% 11/15/2013                                         577,594
        5,000M  Houston Utility Systems Rev. 5 1/4% 5/15/2020                                         5,375,000
        1,800M  Tyler Ind. School District GO 5% 2/15/2028                                            1,845,000
---------------------------------------------------------------------------------------------------------------
                                                                                                      7,797,594
---------------------------------------------------------------------------------------------------------------
                Virginia--3.1%
        1,100M  Dinwiddie Cnty. Indl. Dev. Auth. Lease Rev. Series "B" 5% 2/15/2024                   1,150,875
        1,000M  Front Royal & Warren Cntys. Indl. Dev. Auth. Lease Rev. Series "B"
                   5% 4/1/2022                                                                        1,053,750
        1,000M  Richmond Public Utility Rev. 5% 1/15/2022                                             1,057,500
---------------------------------------------------------------------------------------------------------------
                                                                                                      3,262,125
---------------------------------------------------------------------------------------------------------------
                Washington--1.1%
        1,090M  King County Sewer Rev. 5 1/2% 1/1/2021                                                1,179,925
---------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $96,727,053)                                                    99,676,196
---------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--9.8%
                Adjustable Rate Notes**
        3,000M  New York City Transition 2.28%                                                        3,000,000
        2,400M  Roanoke VA Indl. Dev. Auth. 2.23%                                                     2,400,000
        3,500M  University of Michigan Regent Hosp. 2.3%                                              3,500,000
        1,500M  Valdez Alaska Marine Term. Rev. 2.2%                                                  1,500,000
---------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $10,400,000)                                  10,400,000
---------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $107,127,053)                                  103.6%    110,076,196
Excess of Liabilities Over Other Assets                                                    (3.6)     (3,788,311)
---------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $106,287,885
===============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                         10/22/2014    $4,800M           $92,815
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.69% with Citibank, N.A.                                  1/13/2015     2,600M            28,135
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.548% with Citibank, N.A.                                 2/15/2015     5,000M           115,086
------------------------------------------------------------------------------------------------------------
                                                                                  $12,400M          $236,036
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$107,127,053. Accumulated net unrealized appreciation on investments was $2,949,143, consisting of $3,064,208 gross unrealized appreciation and $115,065 gross unrealized depreciation.




Portfolio of Investments (unaudited)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
March 31, 2005

---------------------------------------------------------------------------------------------------------------
   Principal
      Amount    Security                                                                                 Value
---------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--97.0%
                Education--22.9%
       $1,425M  Montgomery County Indl. Dev. Agy. Lease Rev. HFM BOCES Series "A"
                   5% 7/1/2024                                                                       $1,480,218
                New York State Dormitory Authority Revenue:
                   City University:
        2,000M     5 3/4% 7/1/2009*                                                                   2,222,500
        3,955M     5 3/4% 7/1/2013                                                                    4,503,756
        3,000M     6% 7/1/2020                                                                        3,592,500
        2,350M     Colgate University 6% 7/1/2021                                                     2,831,750
        1,500M     Educational Facility 5 1/4% 5/15/2021                                              1,676,250
        1,000M     Fashion Institution of Technology 5 1/4% 7/1/2019                                  1,085,000
                   New York University:
        1,610M     6% 7/1/2018                                                                        1,913,888
        2,155M     5% 7/1/2021                                                                        2,281,606
        2,205M     5% 7/1/2022                                                                        2,323,519
        2,345M     5% 7/1/2023                                                                        2,462,250
        1,425M     NYSARC Insured Series "A" 5 1/4% 7/1/2018                                          1,544,344
        2,715M     Rochester Institute of Technology  5 1/4% 7/1/2018                                 2,922,019
                   School Districts Financing Program:
        3,550M        Series "A" 5 1/4% 4/1/2022                                                      3,829,563
        1,000M        Series "C" 5 1/4% 4/1/2021                                                      1,071,250
                   Special Act School Districts Programs:
        1,375M     6% 7/1/2012                                                                        1,533,125
        1,460M     6% 7/1/2013                                                                        1,629,725
                   State Dormitory Facilities Series "A":
        1,085M     5% 7/1/2020                                                                        1,141,963
        1,685M     5% 7/1/2021                                                                        1,769,250
---------------------------------------------------------------------------------------------------------------
                                                                                                     41,814,476
---------------------------------------------------------------------------------------------------------------
                General Obligations--30.3%
                Buffalo:
        1,040M     General Improvement Series "D" 6% 12/1/2013                                        1,170,000
                   School District Series "B":
        1,130M     5 3/8% 11/15/2016                                                                  1,233,112
        2,360M     5 3/8% 11/15/2017                                                                  2,572,400
        2,620M     5 3/8% 11/15/2019                                                                  2,845,975
        1,000M     School District Series "D" 5 1/2% 12/15/2015                                       1,098,750
        1,000M  Central Square Central School Dist. 5% 5/15/2017                                      1,068,750
                Eastport South Manor Central School District:
        1,250M     5% 6/15/2016                                                                       1,339,062
        1,315M     5% 6/15/2017                                                                       1,402,119
        1,385M     5% 6/15/2018                                                                       1,469,831
        1,000M  Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015                                1,113,750
                New York City:
                   Series "A":
        1,045M     5 3/4%, 5/15/2010*                                                                 1,176,931
        3,525M     5 3/4%, 5/15/2024                                                                  3,895,125
        4,420M     Series "C" 5 5/8% 3/15/2019                                                        4,878,575
                   Series "E":
        1,000M     6.2% 8/1/2008                                                                      1,096,250
        2,000M     5 3/4% 8/1/2018                                                                    2,237,500
        2,500M     Series "F" 5 1/4% 8/1/2014                                                         2,709,375
        2,885M     Series "G" 5 3/4% 8/1/2018                                                         3,227,593
        1,680M  Niagara Falls Public Improvement 7 1/2% 3/1/2015                                      2,173,500
        1,395M  North Syracuse Central School Dist. Series "A" 5% 6/15/2018                           1,480,444
        4,000M  Puerto Rico Municipal Finance Agy. 6% 8/1/2015                                        4,465,000
        1,000M  Red Hook Central School Dist. 5 1/8% 6/15/2017                                        1,072,500
        1,000M  Rome School District 5 1/2% 6/15/2016                                                 1,085,000
                Shenendehowa Central School Dist. (Clifton Park):
                   Series "E":
          585M     5% 1/1/2018                                                                          618,638
          610M     5% 1/1/2019                                                                          643,550
          500M     Series "F" 5% 7/15/2018                                                              531,250
        1,775M  Webster Central School District 5% 6/15/2019                                          1,888,156
                Yonkers Series "A":
        1,345M     5 1/8% 7/1/2016                                                                    1,442,513
        1,900M     5 3/4% 10/1/2016                                                                   2,120,875
        1,410M     5 1/4% 7/1/2017                                                                    1,519,275
        1,480M     5 1/4% 7/1/2018                                                                    1,589,150
---------------------------------------------------------------------------------------------------------------
                                                                                                     55,164,949
---------------------------------------------------------------------------------------------------------------
                Health Care--1.8%
        1,320M  New York State Dormitory Authority Revenue
                   (United Cerebral Palsy Aff.) 5 1/8% 7/1/2021                                       1,410,750
        1,850M  New York State Medical Care Facs. Agy. (Long Term Hlth. Care)
                   7 3/8% 11/1/2011                                                                   1,857,641
---------------------------------------------------------------------------------------------------------------
                                                                                                      3,268,391
---------------------------------------------------------------------------------------------------------------
                Housing--1.3%
        2,345M  New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011                                     2,445,272
---------------------------------------------------------------------------------------------------------------
                Transportation--18.6%
                Metropolitan Transit Authority of New York:
                   Transit Authority Revenue:
        2,500M     Series "A" 5% 11/15/2020                                                           2,637,500
        5,000M     Series "B" 5 1/4% 11/15/2022                                                       5,362,500
        2,725M     Transit Dedicated Tax 5 1/8% 11/15/2020                                            2,908,937
                New York State Thruway Auth. Hwy. & Bridge Series "A":
        1,500M     6% 4/1/2015                                                                        1,687,500
        3,250M     5 1/4% 4/1/2017                                                                    3,534,375
        3,500M     5 1/4% 4/1/2018                                                                    3,780,000
                Puerto Rico Commwlth. Hwy. & Trans. Auth. Inverse Floater:***
        1,500M     7.619%, 9/15/2018                                                                  1,721,250
        1,500M     7.619%, 9/15/2019                                                                  1,704,375
        1,845M     7.619%, 9/15/2020                                                                  2,082,544
          660M     7.619%, 9/15/2021                                                                    740,025
        6,900M  Triborough Bridge & Tunnel Auth. Series "Y" 6% 1/1/2012                               7,745,250
---------------------------------------------------------------------------------------------------------------
                                                                                                     33,904,256
---------------------------------------------------------------------------------------------------------------
                Utilities--18.2%
        1,015M  Nassau County Sewer and Storm Water Fin. Auth. Series "B"
                   5% 10/1/2024                                                                       1,058,137
                New York City Municipal Water Fin. Auth. Revenue:
        2,750M     6% 6/15/2021                                                                       3,313,750
        7,000M     5 1/2% 6/15/2033                                                                   7,533,750
                Puerto Rico Electric Power Auth. Revenue:
        8,000M     5 3/8% 7/1/2017                                                                    8,800,000
        5,000M     5% 7/1/2029 (when-issued)                                                          5,206,250
        6,165M  Suffolk County Water Auth. Rev. 6% 6/1/2017                                           7,297,819
---------------------------------------------------------------------------------------------------------------
                                                                                                     33,209,706
---------------------------------------------------------------------------------------------------------------
                Other Revenue--3.9%
        2,500M  Nassau County Interim Fin. Auth. 5 3/4% 11/15/2010*                                   2,803,125
        3,000M  New York City Transitional Fin. Auth. 5 1/4% 8/1/2020                                 3,221,250
          865M  New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                   7 3/8% 7/1/2016                                                                    1,049,894
---------------------------------------------------------------------------------------------------------------
                                                                                                      7,074,269
---------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $164,980,724)                                                  176,881,319
---------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--2.2%
                Adjustable Rate Notes**
                New York City Transitional Financial Authority:
        2,500M     Series "3" 2.28%                                                                   2,500,000
        1,400M     Series "C" 2.28%                                                                   1,400,000
---------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $3,900,000)                                    3,900,000
---------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $168,880,724)                                   99.2%    180,781,319
Other Assets, Less Liabilities                                                               .8       1,516,158
---------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $182,297,477
===============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                                                  Unrealized
                                                                     Expiration    Notional     Appreciation
Interest Rate Swaps                                                        Date      Amount    (Depreciation)
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.524% with Bear Stearns Bank plc                        10/22/2014     $10,700M        $206,901
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.858% with Citibank, N.A.                                12/6/2014      10,000M         (36,662)
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.69% with Citibank, N.A.                                 1/13/2015       2,000M          21,643
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.548% with Citibank, N.A.                                2/15/2015       9,500M         218,663
------------------------------------------------------------------------------------------------------------
                                                                                    $32,200M        $410,545
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$168,880,724. Accumulated net unrealized appreciation on investments was $11,900,595, consisting of $11,910,216 gross unrealized appreciation and $9,621 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-ARIZONA FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


   Principal
      Amount    Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.1%
                Certificates of Participation--7.2%
         $500M  Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030                               $530,625
          750M  Arizona State Univ. Research Infrastructure
                   5% 9/1/2026                                                                         778,125
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,308,750
--------------------------------------------------------------------------------------------------------------
                Education--12.9%
          500M  Arizona State University Rev. Sys. 5.65% 7/1/2014                                      552,500
        1,000M  Energy Mgmt. Svcs. (Arizona St. Univ. Proj. Main Campus)
                   5 1/4% 7/1/2018                                                                   1,076,250
          640M  South Campus Group (Arizona St. Univ. Proj. South Campus)
                   5 5/8% 9/1/2023                                                                     709,600
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,338,350
--------------------------------------------------------------------------------------------------------------
                General Obligations--14.5%
                Maricopa County School District:
        1,000M     #41 (Gilbert) Zero Coupon 1/1/2008                                                  916,250
          520M     #80 (Chandler) 6 1/4% 7/1/2011                                                      604,406
        1,000M  Phoenix Series "B" 5 3/8% 7/1/2019                                                   1,101,250
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,621,906
--------------------------------------------------------------------------------------------------------------
                Health Care--8.1%
          650M  Maricopa County Ind. Dev. Hosp. Facs. Auth. (Samaritan Hlth. Svcs.)
                   7% 12/1/2016                                                                        796,250
          600M  Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.) 5 7/8% 1/1/2016                            663,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,460,000
--------------------------------------------------------------------------------------------------------------
                Housing--.9%
          150M  Phoenix Ind. Dev. Auth. (Ventana Palms Apts.) 6.1% 10/1/2019                           159,563
--------------------------------------------------------------------------------------------------------------
                Transportation--4.5%
          385M  Phoenix Airport Rev. 6 1/4% 7/1/2012                                                   393,073
          400M  Tucson Street & Highway User Rev. 5 3/8% 7/1/2014                                      433,500
--------------------------------------------------------------------------------------------------------------
                                                                                                       826,573
--------------------------------------------------------------------------------------------------------------
                Utilities--26.8%
                Mesa Utility Systems Revenue:
          250M     6 1/8% 7/1/2007*                                                                    270,000
        1,000M     5% 7/1/2019                                                                       1,088,750
                Phoenix Civic Improvement Corp. Water Sys. Revenue:
        1,000M     5% 7/1/2018                                                                       1,051,250
          500M     5 1/2% 7/1/2020                                                                     544,375
          500M  Phoenix Civic Wastewater Rev. 5 3/8% 7/1/2015                                          545,000
          750M  Pima County Sewer Rev. 5 3/8% 7/1/2014                                                 812,813
          500M  Tucson Water Rev. 5.3 % 7/1/2009*                                                      541,250
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,853,438
--------------------------------------------------------------------------------------------------------------
                Other Revenue--23.2%
        1,000M  Flagstaff Municipal Facs. Corp. 5 1/4% 7/1/2020                                      1,075,000
          250M  Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                      275,625
          500M  Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                    547,500
          750M  Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                                  817,500
          400M  Sierra Vista Municipal Property Corp. Muni. Facs. Rev.
                   6% 1/1/2011                                                                         406,332
        1,000M  Tempe Excise Tax Rev. 5 1/4% 7/1/2020                                                1,077,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,199,457
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $16,801,058)                                          98.1%    17,768,037
Other Assets, Less Liabilities                                                              1.9        342,324
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $18,110,361
==============================================================================================================


------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                         10/22/2014      $1,000M         $19,336
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.548% with Citibank, N.A.                                 2/15/2015       1,000M          23,017
------------------------------------------------------------------------------------------------------------
                                                                                     $2,000M         $42,353
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$16,801,058.  Accumulated net unrealized appreciation on investments was $966,979, consisting of $974,047 gross unrealized appreciation and $7,068 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-CALIFORNIA FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


   Principal
      Amount    Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--97.4%
                Certificates of Participation--8.6%
         $500M  Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012                          $607,500
          750M  Los Angeles Real Property Prog. 5.3% 4/1/2022                                          815,625
        1,000M  West Contra Costa Healthcare 5 3/8% 7/1/2024                                         1,073,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,496,875
--------------------------------------------------------------------------------------------------------------
                General Obligations--27.5%
        1,000M  Chaffey Community College District 5 1/4% 7/1/2022                                   1,075,000
          500M  Fontana School District 5 3/4% 5/1/2022                                                554,375
          650M  Jefferson Unified High Sch. Dist. (San Mateo Cnty.) 6 1/4% 2/1/2016                    776,750
        1,000M  Morgan Hill Unified School District 5 1/4% 8/1/2018                                  1,086,250
          750M  Natomas Unified School District 5.95% 9/1/2021                                         872,812
        1,000M  San Diego Unified School District Series "E" 5 1/4% 7/1/2013*                        1,105,000
        1,500M  Santa Clarita Community College District 5 1/8% 8/1/2026                             1,561,875
                Walnut Valley School District:
          250M     6% 8/1/2012                                                                         289,375
          500M     7.2% 2/1/2016                                                                       609,375
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,930,812
--------------------------------------------------------------------------------------------------------------
                Transportation--6.4%
        1,000M  Port of Oakland Revenue Bonds Series "M" 5 1/4% 11/1/2020                            1,073,750
          700M  Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. 5 3/4% 7/1/2018                      778,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,852,500
--------------------------------------------------------------------------------------------------------------
                Utilities--30.6%
        1,500M  California State Dept. Water Res. Pwr. Supply Rev. Series "A"
                   5 3/8% 5/1/2018                                                                   1,629,375
          250M  Fresno Sewer Rev. 6 1/4% 9/1/2014                                                      295,937
        1,150M  Los Angeles Water & Power Rev. Series "B" 5 1/8% 7/1/2020                            1,227,625
          700M  Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                  770,000
        1,000M  Sacramento Cnty. Sanitation Dist. Fing. Auth. Rev. 5% 12/1/2027                      1,023,750
        1,210M  San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.) 5 1/4% 12/1/2017                  1,321,925
        1,525M  Semitropic Impt. Dist. Water Storage Dist. 5 1/2% 12/01/2022                         1,687,031
          750M  South Gate Public Fing. Auth. Wtr. Rev. Series "A" 6% 10/1/2012                        852,188
--------------------------------------------------------------------------------------------------------------
                                                                                                     8,807,831
--------------------------------------------------------------------------------------------------------------
                Other Revenue--24.3%
          500M  Barstow Redevelopment Agy. 7% 9/1/2014                                                 586,663
        1,000M  California State Public Works Board 6 1/2% 12/1/2008                                 1,116,250
        1,000M  Long Beach Fing. Auth. Rev. 6% 11/1/2017                                             1,172,500
        1,105M  Palm Springs Fing. Auth. Lease Rev. Series "A" (Convention Ctr. Proj.)
                   5 1/4% 11/01/2020                                                                 1,215,500
        1,000M  Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5 1/4% 8/1/2020                       1,073,750
          325M  San Jose Redevelopment Agy. 6% 8/1/2015                                                380,250
          700M  San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015                                847,875
          500M  Santa Ana Fing. Auth. Lease Rev. (Police Admin. & Hldg. Facs.)
                   6 1/4% 7/1/2015                                                                     595,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,987,788
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,058,817)                                          97.4%    28,075,806
Other Assets, Less Liabilities                                                              2.6        741,932
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $28,817,738
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.524% with Bear Stearns Bank plc                        10/22/2014      $1,400M         $27,071
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.69% with Citibank, N.A.                                 1/13/2015       1,500M          16,232
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.548% with Citibank, N.A.                                2/15/2015       1,500M          34,526
------------------------------------------------------------------------------------------------------------
                                                                                     $4,400M         $77,829
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$26,058,817. Accumulated net unrealized appreciation on investments was $2,016,989, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-COLORADO FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


Principal
   Amount       Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--96.3%
                Certificates of Participation--4.5%
         $250M  Broomfield Open Space 5 1/2% 12/1/2020                                                $270,000
          200M  Greeley Building Auth. 5.6% 11/1/2019                                                  218,750
--------------------------------------------------------------------------------------------------------------
                                                                                                       488,750
--------------------------------------------------------------------------------------------------------------
                Education--8.4%
                Colorado School of Mines Auxiliary Facs. Revenue:
          200M     5 1/4% 12/1/2020                                                                    214,000
          300M     5% 12/1/2024                                                                        313,125
          350M  University of Northern Colorado Rev. 5 1/2% 6/1/2018                                   381,063
--------------------------------------------------------------------------------------------------------------
                                                                                                       908,188
--------------------------------------------------------------------------------------------------------------
                General Obligations--38.0%
          500M  Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora Series "A"
                   5 1/8% 12/1/2021                                                                    533,750
        1,000M  Arapahoe Cnty. School District #6 Littleton 5 1/4% 12/1/2019                         1,073,750
          200M  Arapahoe Cnty. Water & Wastewater Series "B" 5 3/4% 12/1/2019                          222,250
          250M  Centennial Downs Met. District 5% 12/1/2028                                            258,437
          200M  Clear Creek School District #RE 1, 6 1/4% 12/1/2010*                                   229,000
                El Paso County School District:
          350M     #2 (Harrison) 5 1/2% 12/1/2018                                                      381,938
          250M     #20, 5 1/4% 12/15/2017                                                              270,312
          200M     #49 (Falcon) 5 1/2% 12/1/2013                                                       220,250
          350M     #49 (Falcon) 5 3/4% 12/1/2015                                                       391,125
          250M  Hyland Hills Park & Rec. Dist. 5 1/2% 12/15/2018                                       276,875
          250M  Pueblo County School District #70, 5 1/4% 12/1/2022                                    266,562
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,124,249
--------------------------------------------------------------------------------------------------------------
                Health Care--8.0%
          200M  Colorado Health Facs. (Poudre Valley Hlth. Care) 5 5/8% 12/1/2019                      216,500
          250M  Colorado Springs Hospital Rev. 6% 12/15/2015                                           261,070
          350M  Denver City & Cnty. Mental Hlth. Corp. Series "A" 5 1/2% 7/15/2015                     385,875
--------------------------------------------------------------------------------------------------------------
                                                                                                       863,445
--------------------------------------------------------------------------------------------------------------
                Transportation--5.1%
                Denver City & County Airport Revenue:
          255M     5 1/2% 11/15/2016                                                                   279,544
          250M     5 3/4% 11/15/2020                                                                   279,062
--------------------------------------------------------------------------------------------------------------
                                                                                                       558,606
--------------------------------------------------------------------------------------------------------------
                Utilities--14.6%
          200M  Boulder Water & Sewer Rev. 5.6% 12/1/2016                                              219,750
          200M  Broomfield Water Activity Enterprise Water Rev. 5 1/2% 12/1/2019                       218,000
                Colorado Water Resources & Power Dev. Authority
                   Small Water Resources Rev. Series "A":
          200M     5 3/4% 11/1/2017                                                                    221,500
          250M     5 1/4% 11/1/2021                                                                    267,500
          400M  Denver City & County Wastewater Rev. 5 1/4% 11/1/2016                                  434,000
          200M  Pueblo Board Waterworks Water Rev. 6% 11/1/2014                                        225,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,586,250
--------------------------------------------------------------------------------------------------------------
                Other Revenue--17.7%
          250M  Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                           269,063
                Larimer County Sales & Use Tax Revenue:
          280M     5 1/4% 12/15/2016                                                                   304,150
          400M     5 1/2% 12/15/2018                                                                   443,000
          100M  Pueblo Urban Renewal Auth. Tax Increment Rev.
                   6.05% 12/1/2012                                                                     100,606
          250M  Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015                                   270,938
          500M  Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                      535,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,922,757
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,873,622)                                                    10,452,245
--------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--.9%
          100M  Moffat Cnty. Poll. Cntl. Rev. Adjustable Rate Note 2.3%**
                   (cost $100,000)                                                                     100,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $9,973,622)                                     97.2     10,552,245
Other Assets, Less Liabilities                                                              2.8        304,703
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $10,856,948
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.524% with Bear Stearns Bank plc                        10/22/2014        $500M          $9,668
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.548% with Citibank, N.A.                                2/15/2015         500M          11,509
------------------------------------------------------------------------------------------------------------
                                                                                     $1,000M         $21,177
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$9,973,622. Accumulated net unrealized appreciation on investments was $579,623, consisting of $579,080 gross unrealized appreciation and $457 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-CONNECTICUT FUND
March 31, 2005
--------------------------------------------------------------------------------------------------------------


   Principal
      Amount    Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.4%
                Education--15.1%
                Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
     $1,000M       Fairfield Univ. 5 5/8% 7/1/2016                                                  $1,095,000
      1,000M       Kent School Series "D" 5% 7/1/2021                                                1,060,000
      1,235M       Trinity College Series "H" 5% 7/1/2019                                            1,310,644
                University of Connecticut:
        200M        5.4% 3/1/2010*                                                                     220,750
      1,100M        5 1/8% 2/15/2020                                                                 1,174,250
        600M    University of Connecticut Student Fees Rev. Series "A"
                    5 1/4% 11/15/2021                                                                  657,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,517,644
--------------------------------------------------------------------------------------------------------------
                General Obligations--45.8%
        500M    Branford 5% 5/15/2014                                                                  539,375
                Bridgeport:
        750M       Series "A" 6 1/8% 7/15/2010*                                                        856,875
      1,000M       Series "A" 5 3/8% 8/15/2019                                                       1,088,750
      1,000M       Series "A" 5 1/4% 8/15/2024                                                       1,068,750
                Connecticut State:
        500M       Series "A" 5 1/4% 6/15/2009*                                                        544,375
        250M       Series "A" 5 3/8% 4/15/2016                                                         272,187
        500M       Series "B" 5 3/4% 11/1/2009*                                                        556,875
        690M       Series "E" 6% 3/15/2012                                                             786,600
      1,020M       Series "F" 5% 10/15/2021                                                          1,076,100
      1,090M    Cromwell 5% 6/15/2020                                                                1,152,675
      1,000M    Glastonbury 5% 6/15/2021                                                             1,063,750
      1,750M    Hartford 5% 8/15/2019                                                                1,852,813
      1,080M    Hartford County Met. Dist. 5% 5/1/2024                                               1,135,350
        800M    New Britain 6% 3/1/2012                                                                899,000
                New Haven:
        735M        6% 11/1/2009*                                                                      826,875
        500M        5 1/4% 11/1/2013                                                                   541,250
        400M        5% 11/1/2017                                                                       427,000
        650M    Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                     708,500
      1,250M    Waterbury 5% 4/1/2021                                                                1,309,375
--------------------------------------------------------------------------------------------------------------
                                                                                                    16,706,475
--------------------------------------------------------------------------------------------------------------
                Health Care--12.5%
                Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
        450M       Bridgeport Hospital 6 1/2% 7/1/2012                                                 451,949
        400M       Child Care Facilities Program 5 1/2% 7/1/2019                                       433,500
      1,165M       Children's Medical Center Series "B" 5% 7/1/2021                                  1,224,706
        700M       New Britain General Hospital 6 1/8% 7/1/2014                                        714,469
                   Village Families & Children Series "A":
        370M        5% 7/1/2015                                                                        395,900
        385M        5% 7/1/2016                                                                        410,987
        405M        5% 7/1/2017                                                                        430,313
        500M    Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                    6 1/4% 7/1/2016                                                                    512,825
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,574,649
--------------------------------------------------------------------------------------------------------------
                Housing--3.6%
                Connecticut State Housing Finance Authority:
        750M        6% 11/15/2010                                                                      780,000
        500M        5.85% 6/15/2030                                                                    528,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,308,750
--------------------------------------------------------------------------------------------------------------
                Transportation--10.2%
                Connecticut State Special Tax Obligation Revenue
                   Transportation Infrastructure:
        500M        5 3/8% 7/1/2012*                                                                   555,000
        250M        6 1/8% 9/1/2012                                                                    285,625
      1,000M        5% 12/1/2021                                                                     1,052,500
                Puerto Rico Commwlth. Hwy. & Trans. Auth. Inverse Floater:***
        850M        7.619%, 7/1/2020                                                                   962,625
        750M        7.619%, 9/15/2020                                                                  846,562
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,702,312
--------------------------------------------------------------------------------------------------------------
                Utilities--6.6%
                Puerto Rico Electric Power Authority Revenue:
        750M        5 3/8% 7/1/2017                                                                    825,000
        250M        5 1/4% 7/1/2022                                                                    268,750
        250M        5 1/4% 7/1/2029                                                                    267,500
      1,000M    South Central Connecticut Regional Water Authority
                    5% 8/1/2033                                                                      1,036,250
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,397,500
--------------------------------------------------------------------------------------------------------------
                Other Revenue--4.6%
        545M    Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2% 6/15/2008                        555,578
      1,000M    Puerto Rico Public Fin. Corp. Commonwealth Approp. Series "A"
                    5 1/2% 8/1/2011*                                                                 1,115,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,670,578
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $34,168,639)                                         98.4%     35,877,908
Other Assets, Less Liabilities                                                             1.6         600,518
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%    $36,478,426
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.524% with Bear Stearns plc                             10/22/2014      $1,900M         $36,739
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.69% with Citibank, N.A.                                 1/13/2015       1,000M          10,821
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.548% with Citibank, N.A.                                2/15/2015       1,750M          40,281
------------------------------------------------------------------------------------------------------------
                                                                                     $4,650M         $87,841
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$34,168,639. Accumulated net unrealized appreciation on investments was $1,709,269, consisting of $1,729,549 gross unrealized appreciation and $20,280 gross unrealized depreciation.




Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-FLORIDA FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


Principal
   Amount       Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--97.4
                Certificates of Participation--2.8%
       $1,000M  Orange County Florida School Board 5% 8/1/2023                                       1,043,750
--------------------------------------------------------------------------------------------------------------
                General Obligations--4.4%
        1,000M  Miami Homeland Defense 5 1/2% 1/1/2020                                               1,080,000
          500M  North Springs Improvement District 7% 10/1/2009                                        577,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,657,500
--------------------------------------------------------------------------------------------------------------
                Health Care--2.7%
        1,000M  Escambia County Health Facs. Auth. Rev. 5.95% 7/1/2020                               1,021,450
--------------------------------------------------------------------------------------------------------------
                Transportation--11.4%
          500M  Dade County Aviation Rev. Series "A" 6% 10/1/2010                                      518,225
        1,000M  Lee County Transportation Facs. 5% 10/1/2021                                         1,060,000
        1,000M  Miami-Dade County Expwy. Auth. Toll Sys. Rev. 6% 7/1/2014                            1,125,000
        1,500M  St. John's County Transportation Impt. 5% 10/1/2023                                  1,571,250
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,274,475
--------------------------------------------------------------------------------------------------------------
                Utilities--34.0%
        1,000M  Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015                            1,166,250
        1,000M  Florida Keys Aqueduct Auth. Wtr. Rev. 5% 9/1/2021                                    1,055,000
        1,000M  Florida State Municipal Power Agy. Rev. 5 1/2% 10/1/2019                             1,102,500
        1,495M  Lakeland Electric & Water Rev. 6.05% 10/1/2014                                       1,752,888
        1,000M  Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                          1,063,750
        1,130M  Palm Bay Utility Rev. 5 1/4% 10/1/2018                                               1,240,175
        1,000M  Plant City Utility System Rev. 6% 10/1/2015                                          1,172,500
        1,210M  Port St. Lucie Utility Rev. 5% 9/1/2020                                              1,279,575
        1,200M  Sarasota County Utility System Rev. 5 1/4% 10/1/2020                                 1,296,000
        1,480M  Stuart Utilities Rev. 5 1/4% 10/1/2020                                               1,603,950
--------------------------------------------------------------------------------------------------------------
                                                                                                    12,732,588
--------------------------------------------------------------------------------------------------------------
                Other Revenue--42.1%
        1,380M  DeSoto County Capital Improvement Rev. 5 1/4% 10/1/2019                              1,500,750
                Florida Municipal Loan Council Revenue:
        1,160M     6% 4/1/2015                                                                       1,303,550
        1,715M     5 1/4% 11/1/2019                                                                  1,884,356
        1,000M     5 3/8% 11/1/2025                                                                  1,076,250
        1,205M  Highlands County Infrastructure Sales Surtax Rev. 5% 11/1/2018                       1,284,831
        1,000M  Indian Trace Community Dev. Dist. 5 3/4% 5/1/2011                                    1,022,560
        2,000M  Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                         2,187,500
                Osceola County Tourist Development Tax Revenue:
        1,000M     5 1/2% 10/1/2017                                                                  1,101,250
        1,000M     5 1/2% 10/1/2018                                                                  1,120,000
        1,000M  Pasco County Sales Tax Rev. 5% 12/1/2020                                             1,058,750
        1,000M  St. Augustine Capital Improvement 5% 10/1/2024                                       1,048,750
        1,000M  Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                   5 3/4% 10/1/2020                                                                  1,175,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    15,763,547
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $34,440,845)                                          97.4%    36,493,310
Other Assets, Less Liabilities                                                              2.6        981,860
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $37,475,170
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.524% with Bear Stearns Bank plc                        10/22/2014     $2,000M          $38,673
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.69% with Citibank, N.A.                                 1/13/2015      2,000M           21,643
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.548% with Citibank, N.A.                                2/15/2015      2,000M           46,034
------------------------------------------------------------------------------------------------------------
                                                                                    $6,000M         $106,350
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$34,440,845. Accumulated net unrealized appreciation on investments was $2,052,465, consisting of $2,064,868 gross unrealized appreciation and $12,403 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-GEORGIA  FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


Principal
   Amount       Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--97.3%
                Certificates of Participation--4.4%
         $500M  Gwinnett County Dev. Auth. Pub. Schs. Proj. 5 1/4% 1/01/2019                           540,625
--------------------------------------------------------------------------------------------------------------
                Education--16.6%
          250M  Athens Dev. Auth. Hsg. & Lease Rev. (East Campus) 5 1/4% 12/1/2022                     268,125
          500M  Bulloch County Dev. Auth. 5 1/4% 8/1/2019                                              543,125
                Fulton County Development Authority Revenue:
          350M     Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                       387,188
          250M     Morehouse College 6 1/4% 12/1/2021                                                  287,187
          500M  Valdosta Hsg. Auth. Rev. 5 1/4% 8/01/2023                                              535,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,020,625
--------------------------------------------------------------------------------------------------------------
                General Obligations--2.3%
          255M  Atlanta 5 3/8% 12/1/2018                                                               276,356
--------------------------------------------------------------------------------------------------------------
                Health Care--17.6%
          500M  Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                        540,000
          500M  Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                                      537,500
          625M  Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                   6 1/4% 7/1/2016                                                                     641,031
          400M  Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                       430,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,149,031
--------------------------------------------------------------------------------------------------------------
                Housing--1.3%
          150M  Georgia State Hsg. & Fin. Auth. Rev. 5.7% 12/1/2011                                    154,688
--------------------------------------------------------------------------------------------------------------
                Utilities--41.3%
          235M  Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017                                       267,606
          255M  Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                            309,506
          250M  Cairo Combined Public Utility Rev. 5% 1/1/2024                                         261,250
                Columbia County Water & Sewer Revenue:
          250M     6 1/4% 6/1/2010*                                                                    285,000
          400M     5% 6/1/2024                                                                         419,000
          565M  Fayetteville Water & Sewer Rev. 5% 11/1/2021                                           593,956
          250M  Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                     285,313
          250M  Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                       290,000
          235M  Gainesville Water & Sewer Rev. 5 1/4% 11/15/2015                                       255,269
                Georgia Municipal Gas Authority Revenue:
                   Buford Project:
           80M     6.8% 11/1/2009                                                                       81,895
          250M     5 1/2% 11/1/2012                                                                    273,125
          100M     Warner Robins Series "B" 5.8% 1/1/2015                                              104,209
          400M  Gwinnett County Water & Sewer Rev. 5% 8/1/2018                                         425,000
          200M  Newnan Water Sewer & Light Comm. Pub. Utils. Rev. 5% 1/1/2015                          214,250
          400M  Puerto Rico Electric Power Authority Rev. 5 3/8% 7/1/2017                              440,000
          500M  Upper Oconee Basin Water Auth. 5% 7/1/2026                                             521,250
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,026,629
--------------------------------------------------------------------------------------------------------------
                Other Revenue--13.8%
          250M  Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2016                               270,938
          300M  Atlanta Dev. Auth. Rev. (Yamacraw Design Ctr. Proj.) Series "A"
                   5 3/8% 1/1/2019                                                                     324,375
          500M  Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. 5 1/2% 10/1/2018                      573,750
          250M  College Park Dev. Auth. Rev. (Civic Ctr. Proj.) 5 3/4% 9/1/2026                        276,250
          200M  Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal Justice Ctr.)
                   6 1/4% 6/1/2010*                                                                    229,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,675,063
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,192,452)                                          97.3%    11,843,017
Other Assets, Less Liabilities                                                              2.7        323,118
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $12,166,135
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.524% with Bear Stearns Bank plc                        10/22/2014       $600M          $11,602
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.69% with Citibank,N.A.                                  1/13/2015        500M            5,411
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.548% with Citibank, N.A.                                2/15/2015        500M           11,508
------------------------------------------------------------------------------------------------------------
                                                                                    $1,600M          $28,521
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$11,192,452. Accumulated net unrealized appreciation on investments was $650,565, consisting of $656,789 gross unrealized appreciation and $6,224 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MARYLAND FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


   Principal
      Amount    Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--97.3%
                Certificates of Participation--2.6%
         $750M  Baltimore Board of Education Admin. Proj. 5.8% 4/1/2011                               $835,313
--------------------------------------------------------------------------------------------------------------
                Education--10.9%
          750M  Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                (Univ. MD-College Park) 5 3/8% 7/1/2016                                                809,063
                Morgan State University Academic & Auxiliary
                   Facilities Fees Revenue:
          500M     6.05% 7/1/2015                                                                      574,375
          200M     6.1% 7/1/2020                                                                       235,750
                Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.:
          500M     Hospital Auxilio Mutuo 6 1/4% 7/1/2016                                              512,825
          750M     University Plaza Proj. Series "A" 5 5/8% 7/1/2013                                   830,625
          430M  St. Mary's College Rev. 5.45% 9/1/2020                                                 470,313
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,432,951
--------------------------------------------------------------------------------------------------------------
                General Obligations--30.3%
        1,475M  Anne Arundel County 5 3/8% 3/1/2015                                                  1,620,656
          350M  Anne Arundel County Water & Sewer 6.3% 8/1/2005*                                       357,980
        1,000M  Baltimore County Metropolitan District #68, 5% 8/1/2012*                             1,086,250
          700M  Baltimore Maryland 5 1/2% 10/15/2015                                                   794,500
        1,000M  Ocean City 5% 3/1/2021                                                               1,050,000
          940M  Prince Georges County 5 1/4 %  12/1/2011*                                            1,041,050
        1,050M  Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                   1,144,500
          425M  Queen Anne's County School & Public Facs. 5 1/4% 1/15/2014                             456,344
        1,000M  St. Mary's County Hospital 5% 10/1/2020                                              1,070,000
          350M  Wicomico County 5 1/2% 12/1/2016                                                       383,687
          500M  Worcester County 5 5/8% 3/1/2010*                                                      556,875
--------------------------------------------------------------------------------------------------------------
                                                                                                     9,561,842
--------------------------------------------------------------------------------------------------------------
                Health Care--8.8%
                Maryland State Health & Higher Educ. Facs.:
        1,000M     Anne Arundel 5% 7/1/2024                                                          1,053,750
        1,250M     University of Maryland Med. Sys. 5% 7/1/2024                                      1,314,063
          350M  Takoma Park Hospital Facs. (Adventist Hosp.) 6 1/2% 9/1/2012                           397,687
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,765,500
--------------------------------------------------------------------------------------------------------------
                Housing--2.9%
          380M  Maryland State Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev.
                   5 7/8% 7/1/2016                                                                     393,775
          500M  Montgomery County Multi-Family Mortgage Rev. 6% 7/1/2020                               530,000
--------------------------------------------------------------------------------------------------------------
                                                                                                       923,775
--------------------------------------------------------------------------------------------------------------
                Transportation--8.3%
        1,000M  Maryland State Trans. Auth. Lease Rev. Metrorail Parking Proj.
                   5% 7/1/2022                                                                       1,050,000
        1,425M  Puerto Rico Commwlth. Hwy. & Trans. Auth. Revenue
                   Series "G" 5 1/4% 7/1/2019                                                        1,553,250
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,603,250
--------------------------------------------------------------------------------------------------------------
                Utilities--17.8%
                Baltimore Wastewater Utilities Revenue Series "A":
          500M     5 1/2% 7/1/2010*                                                                    551,250
          200M     6% 7/1/2015                                                                         232,500
        1,090M     5% 7/1/2020                                                                       1,147,225
                Baltimore Water Project Revenue Series "A":
          220M     6% 7/1/2010*                                                                        247,775
          250M     5.8% 7/1/2012*                                                                      284,062
                Puerto Rico Electric Power Auth. Revenue:
        1,390M     5 3/8% 7/1/2017                                                                   1,529,000
        1,500M     5 1/4% 7/1/2029                                                                   1,605,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,596,812
--------------------------------------------------------------------------------------------------------------
                Other Revenue--15.7%
        1,020M  Anne Arundel Cnty. Spl. Oblig. (Natl. Bus. Park Proj.)
                   5 1/8% 7/1/2022                                                                   1,090,125
          250M  Baltimore Convention Center 5 1/2% 9/1/2014                                            272,187
          250M  Maryland Stadium Auth. Rev. 5 7/8% 12/15/2013                                          256,403
        1,000M  Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                                      1,091,250
        1,025M  Puerto Rico Public Fin. Corp. Commwlth. Approp. Series "A"
                   5 3/8% 6/1/2015                                                                   1,159,531
        1,000M  University Sys. Aux. Fac. & Tuition Rev. 5%  4/1/2021                                1,063,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,933,246
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $28,935,979)                                                   30,652,689
--------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--.6%
          200M  Puerto Rico Commonwealth Govt. Dev. Bank
                   Adjustable Rate Note 2.19%** (cost $200,000)                                        200,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $29,135,979)                                   97.9%     30,852,689
Other Assets, Less Liabilities                                                             2.1         647,773
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%    $31,500,462
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.524% with Bear Stearns Bank plc                        10/22/2014      $1,600M         $30,938
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.69% with Citibank, N.A.                                 1/13/2015       3,200M          34,628
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.548% with Citibank, N.A.                                2/15/2015       1,500M          34,526
------------------------------------------------------------------------------------------------------------
                                                                                     $6,300M        $100,092
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$29,135,979. Accumulated net unrealized appreciation on investments was $1,716,710, consisting of $1,750,190 gross unrealized appreciation and $33,480 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MASSACHUSETTS FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


   Principal
      Amount    Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--95.2%
                Education--8.2%
       $1,000M  Massachusetts State College Bldg. Auth. Proj. 5 1/4% 5/1/2021                       $1,083,750
        1,000M  University of Massachusetts Bldg. Auth. Rev. 6 7/8% 5/1/2014                         1,227,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,311,250
--------------------------------------------------------------------------------------------------------------
                General Obligations--52.4%
        1,000M  Holliston 5 1/4% 4/1/2018                                                            1,086,250
        1,000M  Lawrence 5 1/4% 3/15/2018                                                            1,081,250
        1,000M  Massachusetts State 5% 3/1/2024                                                      1,045,000
        1,080M  Northampton 5.2% 6/15/2010*                                                          1,163,700
        1,155M  Quaboag Regional School District 5 1/2% 6/1/2017                                     1,264,725
                Springfield:
        1,000M     6% 10/1/2015                                                                      1,120,000
        1,000M     5 3/8% 8/1/2017                                                                   1,087,500
        1,000M     5 1/4% 1/15/2023                                                                  1,075,000
        1,000M  Tantasqua Regional School District 5% 8/15/2017                                      1,063,750
        1,000M  Westborough 5% 11/15/2019                                                            1,061,250
        1,370M  Westfield 5 1/2% 12/15/2011*                                                         1,537,825
        1,040M  Westford 5 1/8% 4/1/2017                                                             1,120,600
        1,000M  Worcester 5 1/2% 8/15/2017                                                           1,092,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    14,799,350
--------------------------------------------------------------------------------------------------------------
                Health Care--6.7%
        1,000M  Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                          1,060,000
          750M  Massachusetts General Hospital Series "F" 6 1/4% 7/1/2012                              830,625
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,890,625
--------------------------------------------------------------------------------------------------------------
                Housing--1.0%
          275M  Massachusetts Housing Finance Agy. 6% 12/1/2012                                        283,937
--------------------------------------------------------------------------------------------------------------
                Transportation--3.9%
        1,000M  Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                                  1,111,250
--------------------------------------------------------------------------------------------------------------
                Utilities--13.5%
        1,035M  Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013                                1,176,019
        1,455M  Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                                   1,593,225
        1,000M  Massachusetts State Water Resource Auth. 5% 8/1/2023 (when-issued)                   1,055,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,824,244
--------------------------------------------------------------------------------------------------------------
                Other Revenue--9.5%
        1,000M  Boston Convention Center Act 1997 Series "A" 5% 5/1/2017                             1,056,250
          500M  Massachusetts Dev. Fin. Agy. Res. Recovery Rev.
                   (Semass Sys.) Series "A" 5 5/8% 1/1/2013                                            552,500
        1,000M  Massachusetts State Spl. Oblig. Ded. Tax. Rev. 5 1/4% 1/1/2022                       1,078,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,687,500
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,132,880)                                                   26,908,156
--------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--3.6%
                Adjustable Rate Notes**
          700M  Massachusetts St. Dev. Fin. Agy. Rev. 2.27%                                            700,000
          300M  Massachusetts St. Hlth. & Educ. Facs. Auth. Rev. 2.3%                                  300,000
--------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Investments (cost $1,000,000)                                          1,000,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $26,132,880)                                   98.8%     27,908,156
Other Assets, Less Liabilities                                                             1.2         349,706
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%    $28,257,862
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                         10/22/2014      $1,100M         $21,270
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.548% with Citibank, N.A.                                 2/15/2015       1,500M          34,526
------------------------------------------------------------------------------------------------------------
                                                                                     $2,600M         $55,796
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$26,132,880. Accumulated net unrealized appreciation on investments was $1,775,276, consisting of $1,776,035 gross unrealized appreciation and $759 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MICHIGAN FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


Principal
   Amount       Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--97.9%
                General Obligations--69.2%
       $1,800M  Detroit Downtown Development Series "A" 5 3/4% 7/15/2015                            $1,923,750
        1,825M  Eaton Rapids Public Schools 5 1/4% 5/1/2022                                          1,964,156
        1,775M  Ecorse Public School District 5% 5/1/2027 (when-issued)                              1,817,156
        1,000M  Godwin Heights Public School District 5 5/8% 5/1/2015                                1,092,500
        1,000M  Grand Blanc Community School District 5 5/8% 5/1/2015                                1,108,750
        1,040M  Grand Rapids Building Authority 5 3/4% 8/1/2015                                      1,149,200
        1,000M  Gull Lake Community School District Zero Coupon 5/1/2013                               675,000
        1,000M  Hartland School District 5% 5/1/2022                                                 1,053,750
        1,575M  Jenison Public School District 5 1/2% 5/1/2018                                       1,728,563
        1,000M  Montrose Township School District 6.2% 5/1/2017                                      1,195,000
        1,200M  Newaygo Public Schools 5 3/4% 5/1/2010*                                              1,336,500
        2,020M  Ovid Elsie Area Schs. Bldg. & Site 5% 5/1/2022                                       2,113,425
        1,000M  Plainwell Community School District 5 1/2% 5/1/2019                                  1,103,750
        1,000M  Portage Lake Water & Sewer Authority 6.1% 10/1/2014                                  1,037,940
        1,500M  Puerto Rico Municipal Finance Agency 5 3/4% 8/1/2013                                 1,659,375
        1,525M  Reed City Public Schools 5 1/4% 5/1/2021                                             1,647,000
        1,475M  Saginaw City School District Schs. Bldg. & Site 5% 5/1/2025                          1,534,000
        1,485M  West Ottawa Public School District 5 3/8% 5/1/2019                                   1,633,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    25,773,315
--------------------------------------------------------------------------------------------------------------
                Health Care--8.6%
                Michigan State Hospital Finance Authority Revenue:
        1,000M     Mercy Mount Clemens 5 3/4% 5/15/2017                                              1,091,250
        1,000M     St. John's Hospital 6% 5/15/2008                                                  1,023,750
        1,000M  Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5 5/8% 7/1/2013                     1,098,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,213,750
--------------------------------------------------------------------------------------------------------------
                Utilities--20.1%
                Detroit Water Supply System Revenue:
        1,750M     5 1/2% 7/1/2010*                                                                  1,931,562
        1,275M     6 1/2% 7/1/2015                                                                   1,536,375
                Michigan State Strategic Fund (Detroit Edison Co.):
        1,750M     6.95% 5/1/2011                                                                    2,067,188
        1,000M     7% 5/1/2021                                                                       1,297,500
          500M  Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                   6.95% 9/1/2022                                                                      656,875
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,489,500
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $ 33,886,952)                                                  36,476,565
--------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--1.6%
          600M  University of Michigan Rev.
                   Adjustable Rate Note 2.3%**(cost $600,000)                                          600,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost  $34,486,952)                                   99.5%    37,076,565
Other Assets, Less Liabilities                                                               .5        170,482
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $37,247,047
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                         10/22/2014     $2,000M          $38,673
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.548% with Citibank, N.A.                                 2/15/2015      2,000M           46,034
------------------------------------------------------------------------------------------------------------
                                                                                    $4,000M          $84,707
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$34,486,952. Accumulated net unrealized appreciation on investments was $2,589,613, consisting of $2,589,630 gross unrealized appreciation and $17 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MINNESOTA FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


   Principal
      Amount    Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.0%
                Certificates of Participation--2.6%
         $400M  Minneapolis Special School District #1, 5.9% 2/1/2006*                                $410,984
--------------------------------------------------------------------------------------------------------------
                Education--3.0%
          400M  University of Minnesota 5 3/4% 7/1/2017                                                464,500
--------------------------------------------------------------------------------------------------------------
                General Obligations--64.3%
          400M  Becker Ind. School District #726, 6% 2/1/2017                                          445,000
          325M  Bloomington Ind. School District #271, 5 1/8% 2/1/2015                                 351,406
          250M  Cambridge Ind. School District #911 Series "C" 5% 4/1/2018                             267,500
          500M  Crow Wing County Jail Series "B" 5% 2/1/2021                                           528,125
          200M  Delano Ind. School District #879, 5.6% 2/1/2015                                        219,750
                Eagan Recreational Facilities Series "A":
          480M     5% 2/1/2015                                                                         514,200
          250M     5% 2/1/2016                                                                         267,188
          400M  Elk River Ind. School District #728, 5 1/2% 2/1/2021                                   434,000
          300M  Farmington Ind. School District #192 Series "B" 5% 4/1/2022 (when-issued)              315,750
          250M  Forest Lake Ind. School District #831 Series "A" 5% 2/1/2019                           266,250
          285M  Inver Grove Heights Ind. School District #199, 5 3/4% 2/1/2006*                        292,196
          450M  Lake Crystal Wellcome Mem. Area Ind. School District Series "B" 5% 2/1/2030            467,437
                Lake Superior Ind. School District #381 Series "A":
          465M     5% 4/1/2018                                                                         495,806
          500M     5% 4/1/2019                                                                         531,250
          280M  Lakeville 5 1/2% 2/1/2011                                                              286,415
          405M  Lino Lakes 5.7% 2/1/2012                                                               424,744
          260M  Mahtomedi Ind. School District #832, 5% 2/1/2017                                       276,575
        1,260M  Minneapolis Special School District #1, 5% 2/1/2020                                  1,334,025
          400M  Moorehead Ind. School District #152, 5% 4/1/2017                                       431,500
                Pequot Lakes Ind. School District #186:
          250M     5% 2/1/2016                                                                         267,188
          250M     5 1/8% 2/1/2018                                                                     266,875
                St. Paul Ind. School District #625:
          250M     5 5/8% 2/1/2015                                                                     270,625
          400M     5% 2/1/2017                                                                         427,500
          535M  Upsala Ind. School District #487, 5% 2/1/2020                                          566,431
--------------------------------------------------------------------------------------------------------------
                                                                                                     9,947,736
--------------------------------------------------------------------------------------------------------------
                Health Care--9.6%
          500M  Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.) 5 1/2% 5/15/2017              551,875
          350M  Minnesota Agriculture & Econ. Dev. Brd. Rev. (Benedictine Hlth.)
                   5 1/4% 2/15/2014                                                                    376,250
          500M  St. Cloud Healthcare Oblig. Group "A" 5.8% 5/1/2016                                    553,125
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,481,250
--------------------------------------------------------------------------------------------------------------
                Housing--3.1%
           55M  Minnesota State Housing Fin. Auth. Rental Hsg. Rev.
                   5.9% 8/1/2015                                                                        55,894
          400M  Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
                   5.9% 10/20/2019                                                                     424,000
--------------------------------------------------------------------------------------------------------------
                                                                                                       479,894
--------------------------------------------------------------------------------------------------------------
                Transportation--5.5%
          800M  Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "A"
                   5% 1/1/2018                                                                         849,000
--------------------------------------------------------------------------------------------------------------
                Utilities--9.9%
          400M  Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Rev.
                   5.4% 1/1/2016                                                                       434,000
          210M  Southern Minnesota Municipal Pwr. Agy. Pwr. Supply Sys.
                   5 3/4% 1/1/2018                                                                     223,388
                Western Minnesota Municipal Power Agency:
          325M     5 1/2% 1/1/2011                                                                     337,847
          500M     5 1/2% 1/1/2015                                                                     545,625
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,540,860
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,411,409)                                          98.0%    15,174,224
Other Assets, Less Liabilities                                                              2.0        302,839
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $15,477,063
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swap                                                         Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.548% with Citibank, N.A.                                 2/15/2015        $750M         $17,263
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$14,411,409. Accumulated net unrealized appreciation on investments was $762,815, consisting of $786,088 gross unrealized appreciation and $23,273 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MISSOURI FUND
March 31, 2005
-------------------------------------------------------------------------------------------------------------



   Principal
      Amount    Security                                                                                Value
-------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.9%
                Certificates of Participation--1.9%
       $210M    Chesterfield 5% 12/1/2024                                                            $220,238
-------------------------------------------------------------------------------------------------------------
                Education--4.1%
        125M    Bowling Green School District 5.85% 3/1/2020                                          138,125
        150M    Missouri Southern State College Rev. Aux. Ent. Sys. 5.3% 4/1/2015                     162,938
        150M    Missouri State Hlth. & Educ. Facs. Auth. (Webster Univ.)
                    5 1/2% 4/1/2018                                                                   163,313
-------------------------------------------------------------------------------------------------------------
                                                                                                      464,376
-------------------------------------------------------------------------------------------------------------
                General Obligations--33.3%
        100M    Belton School District #124, 6% 3/1/2018                                              111,500
        500M    Camdenton Reorg. SD #R-11 Camden Cnty. 5 1/4%  3/1/2021                               540,625
        400M    Cass County Reorg. School District #2, 5 1/2% 3/1/2017                                441,500
        350M    Clay County Pub. School District #53, 5% 3/1/2017                                     370,125
                Greene County Reorg. School District #8:
        200M        5 1/4% 3/1/2018                                                                   215,500
        250M        5 1/4% 3/1/2019                                                                   268,125
        300M    Jackson County Reorg. School District #7, 5 1/4% 3/1/2020                             322,500
        100M    Jefferson County School District #6, 6% 3/1/2014                                      111,375
        150M    Kansas City Streetlight Project Series "A" 5 1/4% 2/1/2016                            162,187
        400M    Maplewood Richmond Heights School District 5 1/4% 3/1/2016                            430,000
        125M    St. Joseph's School Dist. (Direct Dep. Prog.) 5 3/4% 3/1/2019                         138,281
        125M    St. Louis County Pattonville R-3 School Dist.
                    (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                              139,687
        250M    Washington School District 5% 3/1/2015                                                267,500
        250M    Wentzville School District #4, 5% 3/1/2022                                            262,813
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,781,718
-------------------------------------------------------------------------------------------------------------
                Health Care--10.5%
        400M    Jackson County Spl. Oblig. (Truman Med. Ctr.) 5% 12/1/2022                            420,000
        140M    Missouri State Hlth. & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.)
                    6 3/4% 5/15/2011                                                                  164,500
        500M    North Kansas City Hospital Rev. Series "A" 5% 11/15/2020                              523,750
         80M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                    6 1/4% 7/1/2016                                                                    82,052
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,190,302
-------------------------------------------------------------------------------------------------------------
                Transportation--14.9%
        400M    Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty. Proj. Series "B"
                    5 1/4% 10/1/2019                                                                  433,500
        250M    Kansas City Airport Rev. Series "B" 5 1/4% 9/1/2016                                   271,563
        500M    Puerto Rico Commwlth. Hwy. & Trans. Auth. Inverse Floater
                    7.619%, 7/1/2022***                                                               562,500
                St. Louis Airport Revenue:
        150M        5 1/8% 7/1/2015                                                                   159,000
        255M        5.3% 7/1/2021                                                                     272,212
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,698,775
-------------------------------------------------------------------------------------------------------------
                Utilities--8.9%
        250M    Jefferson County Cons. Public Water Supply 5 1/4% 12/1/2016                           273,750
         80M    Liberty Sewer System Rev. 6.15% 2/1/2015                                               88,200
                Missouri State Environmental Impt. & Energy Res. Auth.
                   Water Pollution Control:
        250M        5 1/2%  7/1/2014                                                                  278,125
         90M        5.4%  7/1/2018                                                                     97,875
        250M    Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                 275,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,012,950
-------------------------------------------------------------------------------------------------------------
                Other Revenue--25.3%
        100M    Clay County Public Building Auth. Leasehold Rev. 5 1/8% 5/15/2014                     105,250
        250M    Kansas City Municipal Assistance Corp. Rev. Series "A" 5% 3/1/2019                    263,125
        250M    Missouri State Board Public Buildings Series "A" 5% 5/1/2021                          261,562
                Missouri State Dev. Finance Board Infrastructure Facilities Revenue:
        500M       Hartman Heritage Center Phase II 5% 4/1/2020                                       523,125
        125M       Midtown Redevelopment Project Series "A" 6% 4/1/2014                               139,375
        500M    Missouri State Regional Convention & Sports Complex Auth.
                    5 1/4% 8/15/2020                                                                  537,500
                Springfield Public Building Corp. Leasehold Revenue:
        125M       Capital Improvement 5.6% 6/1/2014                                                  136,875
        230M       Jordan Valley 5.85% 6/1/2014                                                       257,888
                St. Louis Municipal Finance Corp. Leasehold Revenue:
        250M       Carnahan Courthouse Series "A"  5% 2/15/2020                                       262,812
                   City Justice Center Series "A":
        225M        5 1/4% 2/15/2015                                                                  245,531
        125M        5 3/4% 2/15/2018                                                                  138,125
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,871,168
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,693,038)                                       98.9%      11,239,527
Other Assets, Less Liabilities                                                           1.1          122,022
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%     $11,361,549
=============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.524% with Bear Stearns Bank plc                        10/22/2014        $600M         $11,602
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.69% with Citibank, N.A.                                 1/13/2015         500M           5,411
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.548% with Citibank, N.A.                                2/15/2015         500M          11,509
------------------------------------------------------------------------------------------------------------
                                                                                     $1,600M         $28,522
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$10,693,038. Accumulated net unrealized appreciation on investments was $546,489, consisting of $548,149 gross unrealized appreciation and $1,660 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-NEW JERSEY FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


   Principal
      Amount    Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--100.2%
                Education--22.6%
                New Jersey Educational Facilities Auth. Revenue:
       $2,125M     College of New Jersey Series "C" 5 3/8% 7/1/2016                                 $2,313,594
        5,000M     Higher Educ. Cap. Impt. Series "A" 5 1/8% 9/1/2022                                5,300,000
        1,800M     Rowan University Series "C" 5% 7/1/2022                                           1,890,000
        1,210M  Puerto Rico Indl. Tourist Educ. University Plaza Series "A"
                   5 5/8% 7/1/2013                                                                   1,340,075
        1,000M  University of Medicine & Dentistry of New Jersey Series "A"
                   5 3/8% 12/1/2016                                                                  1,088,750
                University of Puerto Rico:
        1,715M     5 3/4% 6/1/2017                                                                   1,897,219
        1,500M     5 3/4% 6/1/2018                                                                   1,659,375
--------------------------------------------------------------------------------------------------------------
                                                                                                    15,489,013
--------------------------------------------------------------------------------------------------------------
                General Obligations--11.9%
        1,750M  Atlantic City Board of Education 6.1% 12/1/2015                                      2,069,375
                Essex County Improvement Authority Orange School District:
        1,025M     Series "A" 6.95% 7/1/2005*                                                        1,056,734
        1,120M     Series "B" 6.95% 7/1/2005*                                                        1,154,675
        1,500M  Jersey City Series "B" 5% 9/1/2019                                                   1,590,000
        1,100M  Washington Township Board of Education 5% 3/1/2029                                   1,137,125
        1,000M  West Deptford 5 1/2% 9/1/2010*                                                       1,103,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     8,111,659
--------------------------------------------------------------------------------------------------------------
                Health Care--8.8%
                New Jersey State Health Care Facilities
                   Financing Authority:
        1,045M     Bayonne Hospital 6 1/4% 7/1/2012                                                  1,066,914
        1,745M     General Hospital Center at Passaic 6% 7/1/2014                                    2,019,838
        1,000M     Meridian Health System Oblig. Group 5 5/8% 7/1/2014                               1,088,750
        1,620M     Riverview Medical Center 6 1/4%  7/1/2011                                         1,867,050
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,042,552
--------------------------------------------------------------------------------------------------------------
                Housing--2.1%
        1,375M  New Jersey State Hsg. & Mtge. Fing. Agency Regency
                   Park Project 6.05% 11/1/2017                                                      1,467,812
--------------------------------------------------------------------------------------------------------------
                Transportation--21.0%
        1,000M  Burlington County Bridge Commission 5 1/4% 8/15/2021                                 1,073,750
                Delaware River & Bay Authority:
        1,000M     5 1/2% 1/1/2016                                                                   1,105,000
        1,000M     5 1/4% 1/1/2022                                                                   1,102,500
        1,000M  Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022                               1,097,500
        1,000M  New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
                   6% 5/1/2009*                                                                      1,105,000
        1,000M  New Jersey State Hwy. Auth. (Garden State Parkway)
                   6.2% 1/1/2010                                                                     1,105,000
        2,440M  New Jersey State Turnpike Authority Revenue
                   5% 1/1/2035                                                                       2,485,750
        1,000M  Newark Hsg. Auth. Port Auth. (Newark Marine Term.)
                   5 1/4% 1/1/2020                                                                   1,077,500
        2,100M  Port Authority of New York & New Jersey 125th Series
                   5% 10/15/2018                                                                     2,220,750
                Puerto Rico Commwlth. Hwy. & Trans. Auth. Inverse Floater:***
        1,000M     7.619% 7/1/2019                                                                   1,140,000
          750M     7.619% 7/1/2022                                                                     843,750
--------------------------------------------------------------------------------------------------------------
                                                                                                    14,356,500
--------------------------------------------------------------------------------------------------------------
                Utilities--10.3%
        1,250M  Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                                   1,321,875
                Passaic Valley Sewer Commission:
        1,250M     Series "E" 5 5/8% 12/1/2018                                                       1,378,125
        1,000M     Series "F" 5% 12/1/2020                                                           1,052,500
                Puerto Rico Electric Power Authority:
        1,000M     Series "HH" 5 1/4% 7/1/2029                                                       1,070,000
        2,000M     Series "II" 5 3/8% 7/1/2017                                                       2,200,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,022,500
--------------------------------------------------------------------------------------------------------------
                Other Revenue--23.5%
        2,900M  Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
                   7.4% 7/1/2016                                                                     3,632,250
                Camden County Impt. Auth. Lease Revenue:
        1,330M     5% 9/1/2020                                                                       1,401,487
        1,395M     5% 9/1/2021                                                                       1,464,750
        1,665M  Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021                           2,149,931
                Casino Reinvestment Dev. Auth. Hotel Room Fee Revenue:
        1,150M     5% 1/1/2025                                                                       1,210,375
        2,000M     5 1/4% 6/1/2021                                                                   2,142,500
        1,000M  Essex County Impt. Auth. Lease Rev. (Correctional Facs. Proj.)
                   5 1/2% 10/1/2018 (when-issued)                                                    1,087,500
        1,000M  Hudson County Impt. Auth. Lease Rev. (County Services Bldg Project)
                   5% 4/1/2035                                                                       1,030,000
          700M  New Jersey Economic Dev. Auth. Educ. Testing Service
                   6 1/8% 5/15/2005*                                                                   717,052
        1,155M  Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020                                 1,257,506
--------------------------------------------------------------------------------------------------------------
                                                                                                    16,093,351
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $64,654,322)                                         100.2%    68,583,387
Excess of Liabilities Over Other Assets                                                     (.2)      (134,442)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $68,448,945
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.524% with Bear Stearns Bank plc                        10/22/2014      $3,400M         $65,744
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.69% with Citibank, N.A.                                 1/13/2015       3,200M          34,628
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.548% with Citibank, N.A.                                2/15/2015       3,500M          80,560
------------------------------------------------------------------------------------------------------------
                                                                                    $10,100M        $180,932
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$64,654,322. Accumulated net unrealized appreciation on investments was $3,929,065, consisting of $3,943,980 gross unrealized appreciation and $14,915 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-NORTH CAROLINA FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


   Principal
      Amount    Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--96.6%
                Certificates of Participation--21.8%
         $400M  Carteret County 5 5/8% 6/1/2020                                                       $437,000
        1,000M  Concord 5% 6/1/2021                                                                  1,058,750
                Harnett County:
          500M     5 1/2% 12/1/2014                                                                    551,875
          500M     5 1/8% 12/1/2023                                                                    533,750
        1,255M  Nash County Public Facs. Proj. 5 1/4% 6/1/2019                                       1,364,812
        1,110M  North Carolina Wildlife Resources Series "A" 5 1/4% 6/1/2019                         1,202,963
          250M  Pitt County 5 1/4% 4/1/2015                                                            270,625
          250M  Randolph County 5 1/2% 6/1/2009*                                                       274,375
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,694,150
--------------------------------------------------------------------------------------------------------------
                Education--15.3%
                Appalachian State University:
          500M     Housing & Student Ctr. 5.6% 7/15/2020                                               545,625
        1,000M     Series "A" 5 1/8% 5/1/2019                                                        1,072,500
          430M  Iredell County Public Facs. School Projs. 6% 6/1/2010*                                 488,587
          500M  North Carolina Capital Facs. Fin. Agy. (Meredith College)
                   5 1/8% 6/1/2014                                                                     536,250
          250M  North Carolina Central Univ. Housing Rev. 5.6% 11/1/2006*                              265,312
        1,000M  University North Carolina Sys. Pool Rev. 5 3/8% 4/1/2021                             1,090,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,998,274
--------------------------------------------------------------------------------------------------------------
                General Obligations--7.8%
          250M  Bladen County 5.6% 5/1/2010*                                                           280,625
          500M  Brunswick County 5 3/4% 5/1/2017                                                       558,750
          250M  Cleveland County 5 1/2% 3/1/2012                                                       260,933
          400M  Johnston County 5% 6/1/2018                                                            425,500
          220M  Laurinburg Sanitation Swr. 5.3% 6/1/2012                                               225,403
          250M  Union County 5.4% 3/1/2009*                                                            275,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,026,211
--------------------------------------------------------------------------------------------------------------
                Health Care--2.7%
          400M  North Carolina Medical Care Community Hosp. Rev. (Northeast Med. Ctr.)
                   5 3/8% 11/1/2016                                                                    438,000
          250M  Puerto Rico Indl. Tourist Educ. Med. &  Env. Cntl. Facs.
                   6 1/4% 7/1/2016                                                                     256,413
--------------------------------------------------------------------------------------------------------------
                                                                                                       694,413
--------------------------------------------------------------------------------------------------------------
                Housing--.2%
           55M  North Carolina Hsg. Fin. Agy. Multi-Family Series "F"
                   6.6% 7/1/2017                                                                        55,788
--------------------------------------------------------------------------------------------------------------
                Transportation--9.5%
        1,000M  Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                    1,068,750
                Piedmont Triad Airport Authority Revenue:
          800M     5 1/2% 7/1/2013                                                                     863,000
          500M     5 1/4% 7/1/2016                                                                     538,125
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,469,875
--------------------------------------------------------------------------------------------------------------
                Utilities--36.7%
          600M  Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2017                                666,000
        1,080M  Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022                                1,166,400
          250M  Buncombe County Solid Waste Sys. Rev. 5.6% 3/1/2011                                    261,155
          250M  Charlotte Storm Water Fee Rev. 5.65% 6/1/2010*                                         280,000
          300M  Fayetteville Public Works Comm. Rev. 5 1/2% 3/1/2010*                                  332,625
          250M  Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2015                                  275,313
          250M  Greensboro Enterprise Sys. Rev. 5% 6/1/2017                                            263,750
                Greenville Combined Enterprise Sys. Revenue:
          250M     5 1/2% 9/1/2017                                                                     270,938
          250M     5 1/2% 9/1/2018                                                                     270,937
        1,000M  High Point Enterprise Sys. Rev. 5% 11/1/2024                                         1,052,500
          250M  Kinston Enterprise Sys. Rev. 5.7% 4/1/2012                                             262,062
          200M  North Carolina Eastern Municipal Pwr. Agy. Rev. 5.6% 1/1/2010                          212,250
        1,000M  North Carolina Municipal Pwr. Agy. Rev. (Catawba Elec.) 5 1/4% 1/1/2018              1,075,000
          650M  Puerto Rico Electric Pwr. Auth. Rev. 5 1/4% 7/1/2022                                   698,750
        1,140M  Shelby Enterprise Sys. Rev. 5% 5/1/2022                                              1,197,000
        1,210M  Union County Enterprise Sys. Rev. 5% 6/1/2019                                        1,278,063
--------------------------------------------------------------------------------------------------------------
                                                                                                     9,562,743
--------------------------------------------------------------------------------------------------------------
                Other Revenue--2.6%
          250M  Cumberland County Finance Corp. Installment Pmt. Rev.
                   (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                                     271,562
                Fayetteville Finance Corp. Inst. Municipal Bldg. Prog.:
          250M     5.7% 2/1/2006*                                                                      261,360
          140M     5.7% 2/1/2010                                                                       146,256
--------------------------------------------------------------------------------------------------------------
                                                                                                       679,178
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,968,779)                                                   25,180,632
--------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
          200M  Puerto Rico Commonwealth Govt. Dev. Bank
                   Adjustable Rate Note 2.19%** (cost $200,000)                                        200,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $24,168,779)                                    97.4%    25,380,632
Other Assets, Less Liabilities                                                              2.6        675,849
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $26,056,481
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                         10/22/2014      $1,300M         $25,137
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.548% with Citibank, N.A.                                 2/15/2015       1,250M          28,771
------------------------------------------------------------------------------------------------------------
                                                                                     $2,550M         $53,909
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$24,168,779. Accumulated net unrealized appreciation on investments was $1,211,853, consisting of $1,222,381 gross unrealized appreciation and $10,528 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-OHIO FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


Principal
   Amount       Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--104.5%
                Education--13.6%
       $1,200M  Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020              $1,300,500
        1,000M  Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022                             1,051,250
        1,000M  University Akron Gen. Receipts 6% 1/1/2010*                                          1,127,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,479,250
--------------------------------------------------------------------------------------------------------------
                General Obligations--75.7%
        1,000M  Adams County Valley Local School District 7% 12/1/2015                               1,205,000
        1,000M  Akron-Summit County Public Library 5% 12/1/2018                                      1,056,250
          800M  Avon Local School District 6 1/2% 12/1/2015                                            966,000
        1,000M  Beaver Creek Local School District 6.6% 12/1/2015                                    1,216,250
          500M  Brecksville-Broadview Heights City School District
                   6 1/2% 12/1/2016                                                                    539,375
        1,095M  Central Solid Waste Auth. 5% 12/1/2022                                               1,152,488
        1,000M  Cleveland Municipal School District 5 1/4% 12/1/2023                                 1,077,500
        1,000M  Dublin City School Dist. Fac. Construction & Improvement
                   5% 12/1/2021                                                                      1,055,000
        1,135M  Eaton City School District 5 3/8% 12/1/2018                                          1,249,919
                Fairfield County:
        1,315M     5% 12/1/2023 (when-issued)                                                        1,362,537
        1,445M     5% 12/1/2025 (when-issued)                                                        1,488,942
          700M  Garfield Heights 6.3% 12/1/2014                                                        718,270
          655M  Jefferson County Jail Construction 5 3/4% 12/1/2019                                    767,169
        1,000M  Licking County Joint Voc. School District 5% 12/1/2020                               1,051,250
        1,300M  Lorain 5 1/2% 12/1/2018                                                              1,433,250
          250M  North Fork Local School District 5 3/4% 12/1/2018                                      291,562
          500M  North Royalton City School District 6% 12/1/2009*                                      567,500
        1,000M  Oakwood City School District 5% 12/1/2020                                            1,057,500
          210M  Shaker Heights City School District 7.1% 12/15/2010                                    235,200
          750M  Youngstown 6% 12/1/2031                                                                847,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    19,338,462
--------------------------------------------------------------------------------------------------------------
                Health Care--2.1%
          500M  Lorain County Hosp. Rev. (Catholic Healthcare Partners)
                   5 1/2% 9/1/2011                                                                     535,625
--------------------------------------------------------------------------------------------------------------
                Utilities--4.4%
          280M  Hamilton Wastewater Rev. 5.9% 10/15/2011                                               296,450
          500M  Mahoning Valley Sanitary District Water Rev. 5 3/4% 11/15/2018                         553,750
          250M  Ohio State Water Dev. Auth. Rev. Pure Water Series "I"
                   7% 12/1/2009                                                                        272,188
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,122,388
--------------------------------------------------------------------------------------------------------------
                Other Revenue--8.7%
        1,000M  Hamilton County Sales Tax 5 3/4% 12/1/2013                                           1,115,000
        1,000M  New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                        1,105,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,220,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,078,199)                                         104.5%    26,695,725
Excess of Liabilities Over Other Assets                                                    (4.5)    (1,142,474)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $25,553,251
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                         10/22/2014      $1,300M         $25,137
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.548% with Citibank, N.A.                                 2/15/2015       1,250M          28,772
------------------------------------------------------------------------------------------------------------
                                                                                     $2,550M         $53,909
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$25,078,199. Accumulated net unrealized appreciation on investments was $1,617,526, consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-OREGON FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


   Principal
      Amount    Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--97.8%
                Certificates of Participation--7.7%
                Oregon State Dept. of Administrative Services:
         $500M     5.65% 5/1/2007*                                                                    $533,125
          500M     5 1/4% 5/1/2017                                                                     541,875
        1,020M     5% 5/1/2022                                                                       1,071,000
          100M  Washington County Educ. Service Dist. 7% 6/1/2005*                                     100,752
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,246,752
--------------------------------------------------------------------------------------------------------------
                Education--5.3%
          200M  Chemeketa Community College District 6.4% 7/1/2009                                     201,940
        1,250M  Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                    1,342,187
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,544,127
--------------------------------------------------------------------------------------------------------------
                General Obligations--58.8%
        1,000M  Benton and Linn Counties School District #509J (Corvallis)
                   5% 6/1/2020                                                                       1,055,000
          300M  Chemeketa Community College District 5.8% 6/1/2006*                                    310,875
                Clackamas County School District:
        1,000M     #62C (Oregon City) 5% 6/15/2020                                                   1,057,500
        1,000M     #86 (Canby) 5% 6/15/2020                                                          1,057,500
        1,000M     #86 (Canby) 5% 6/15/2023                                                          1,052,500
          500M  Deschutes County Administrative School District #1 (Bend)
                   5 1/2% 6/15/2016                                                                    556,875
        1,055M  Gresham 5 3/8% 6/1/2017                                                              1,156,544
          250M  Jackson County School District #4 (Phoenix) 5 1/2% 6/15/2016                           272,500
          635M  Jefferson County School District #509J 5 1/4% 6/15/2019                                686,594
          245M  La Grande 5 5/8% 6/1/2011                                                              253,269
                Linn County School District:
          250M     #9 (Lebanon) 6 1/8% 6/15/2010*                                                      283,750
          500M     #55 (Sweet Home) 5 1/2% 6/15/2025                                                   538,750
          180M     #95 (Scio) 5 3/4% 7/15/2006*                                                        186,975
          250M  Morrow County School District #1, 5 5/8% 6/15/2014                                     280,313
          250M  Multnomah County School District #7 (Reynolds) 5 5/8% 6/15/2011                        280,312
          760M  Polk Marion & Benton Counties School District #13J
                   5 5/8% 6/15/2010*                                                                   844,550
        1,000M  Rogue Community College District 5% 6/15/2021                                        1,058,750
        1,000M  Salem-Keizer School District #24J 5% 6/15/2019                                       1,062,500
                Southwestern Community College District:
          600M     6.05% 6/1/2010*                                                                     678,000
        1,000M     5% 6/1/2030                                                                       1,036,250
          250M  Tillamook County 5.6% 1/15/2007*                                                       262,187
          500M  Umatilla County School District #16R (Pendleton) 5 1/4% 7/1/2014                       555,000
          520M  Wasco County School District #12, 5 1/2% 6/15/2018                                     591,500
                Washington and Clackamas Counties School District #23 (Tigard):
          600M     5 1/4% 6/1/2016                                                                     666,000
        1,000M     5 3/8% 6/15/2020                                                                  1,091,250
                Washington County School District:
          170M     #3JT (Hillsboro) 6% 11/1/2005*                                                      173,502
          145M     #88J (Sherwood) 6.1% 6/1/2005*                                                      145,889
--------------------------------------------------------------------------------------------------------------
                                                                                                    17,194,635
--------------------------------------------------------------------------------------------------------------
                Transportation--3.0%
          500M  Portland Airport Way Urban Renewal & Redev. 6% 6/15/2016                               556,875
          300M  Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                   5 3/4% 7/1/2018                                                                     333,750
--------------------------------------------------------------------------------------------------------------
                                                                                                       890,625
--------------------------------------------------------------------------------------------------------------
                Utilities--16.9%
          440M  Columbia River Peoples Utility District Elec. Sys. 5.55% 12/1/2020                     477,400
          600M  Eugene Water Utility System 5.8% 8/1/2020                                              663,750
          250M  Marion County Solid Waste & Electric Rev. 5 3/8% 10/1/2008                             259,063
          250M  Portland Gas Tax Rev. 5 3/4% 6/1/2012                                                  258,750
          300M  Portland Sewer System Rev. Series "A" 5 1/4% 6/1/2020                                  324,000
                Puerto Rico Electric Power Authority:
          750M     5 1/8% 7/1/2026                                                                     793,125
          500M     5 1/4% 7/1/2029                                                                     535,000
          250M  Salem Water & Sewer Rev. 5 1/2% 6/1/2006*                                              258,125
        1,000M  Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024                                   1,076,250
          250M  Washington County Unified Sewer Agy. 5 3/4% 10/1/2012                                  284,062
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,929,525
--------------------------------------------------------------------------------------------------------------
                Other Revenue--6.1%
          500M  Oregon State Administrative Services Lottery 5 3/4% 4/1/2009*                          553,750
                Portland Urban Renewal & Redevelopment:
          405M     Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020                                       439,425
          700M     South Parks Blocks Series "A" 5 3/4% 6/15/2017                                      777,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,770,175
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $27,401,449)                                    97.8%    28,575,839
Other Assets, Less Liabilities                                                              2.2        648,639
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $29,224,478
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.524% with Bear Stearns Bank plc                        10/22/2014      $1,400M         $27,071
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.69% with Citibank, N.A.                                 1/13/2015       1,400M          15,150
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.548% with Citibank, N.A.                                2/15/2015       1,500M          34,526
------------------------------------------------------------------------------------------------------------
                                                                                     $4,300M         $76,747
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$27,401,449. Accumulated net unrealized appreciation on investments was $1,174,390, consisting of $1,288,087 gross unrealized appreciation and $113,697 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-PENNSYLVANIA FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


   Principal
      Amount    Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.5%
                Education--11.5%
       $1,000M  Pennsylvania State Higher Educ. Assistance Agy.
                   6 1/8% 12/15/2010*                                                               $1,140,000
        1,410M  Pennsylvania State Higher Educ. Facs. Authority
                   5 1/2% 6/15/2014                                                                  1,535,138
                State Public School Bldg. Auth. College Revenue:
          500M     Delaware Cnty. Cmnty. College Proj. 5 3/4% 10/1/2016                                554,375
        1,000M     Northampton Cnty. Area Series "A" 5% 3/1/2020                                     1,058,750
        1,265M     Richland School District 5% 11/15/2022                                            1,331,413
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,619,676
--------------------------------------------------------------------------------------------------------------
                General Obligations--33.1%
        1,000M  Adams County 5 3/8% 5/15/2011*                                                       1,106,250
        1,750M  Ambridge Area Sch. Dist. Series "B" 5 1/8% 11/1/2012*                                1,920,625
        1,000M  Chambersburg School District 5% 3/1/2024 (when-issued)                               1,041,250
          400M  Erie 5.7% 5/15/2007*                                                                   423,500
        1,000M  General McLane School District 5 3/4% 5/15/2007*                                     1,060,000
        1,190M  Jim Thorpe School District 5% 3/15/2027 (when-issued)                                1,234,625
        1,065M  Mifflin County 5 1/2% 9/1/2020                                                       1,156,856
        1,000M  Northern Tioga School District 5% 3/1/2021 (when-issued)                             1,048,750
        1,365M  Owen J. Roberts School District 5 1/2% 8/15/2016                                     1,508,325
                Pennsbury School District:
        1,000M     5 1/2% 1/15/2017                                                                  1,098,750
        1,085M     5% 8/1/2025                                                                       1,133,825
          385M  Philadelphia 6% 11/15/2014                                                             394,548
                Philadelphia School District:
        1,180M     6% 3/1/2010*                                                                      1,321,600
        1,600M  Pittsburgh 5 1/2% 9/1/2014                                                           1,756,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    16,204,904
--------------------------------------------------------------------------------------------------------------
                Health Care--13.2%
                Allegheny County Hospital Development Authority:
        1,000M     Allegheny General Hospital Proj. 6.2% 9/1/2007*                                   1,077,500
                   Health Center - University of Pittsburgh:
        1,000M     5.6% 4/1/2013                                                                     1,065,000
        1,000M     5.65% 4/1/2014                                                                    1,065,000
        1,000M  Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
                   5.7% 10/1/2014                                                                    1,135,000
        1,000M  Dauphin Cnty. Gen. Hlth. Sys. (Pinnacle Hlth. Sys.)
                   5 1/2% 5/15/2013                                                                  1,056,250
        1,000M  Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
                   5.7% 11/15/2011 (Defaulted)                                                       1,082,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,481,250
--------------------------------------------------------------------------------------------------------------
                Transportation--6.6%
        1,620M  Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020                               1,731,375
        1,375M  Pennsylvania State Turnpike Commn. Tpk. Rev. 5 1/4% 12/1/2022                        1,490,156
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,221,531
--------------------------------------------------------------------------------------------------------------
                Utilities--16.5%
        1,000M  Allegheny County Sanitation Auth. Sewer Rev. 6 1/4% 12/1/2014                        1,026,570
        1,325M  Bucks County Water & Sewer Auth. Rev. 5 3/8% 6/1/2019                                1,439,281
        1,000M  Delaware Cnty. Regl. Wtr. Quality Cntl. Auth. Swr. Rev. 5% 5/1/2025                  1,043,750
        1,000M  Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                           1,122,500
        2,950M  Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                                  3,451,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     8,083,601
--------------------------------------------------------------------------------------------------------------
                Other Revenue--17.6%
                Philadelphia Auth. Indl. Dev. Lease Revenue:
        1,000M     5 1/2% 10/1/2014                                                                  1,098,750
        1,000M     5 1/2% 10/1/2016                                                                  1,092,500
        1,000M  Philadelphia Housing Auth. Rev. Bonds Series "A" 5 1/2% 12/1/2019                    1,110,000
                Philadelphia Redev. Neighborhood Transformation Series "A":
        1,000M     5 1/2% 4/15/2016                                                                  1,101,250
        1,000M     5 1/2% 4/15/2019                                                                  1,095,000
        2,000M  State Pub Sch. Bldg. Auth. (Colonial) 5% 5/15/2026                                   2,075,000
        1,000M  Washington County Indl. Dev. Auth. (West Penn Pwr. Co.) 6.05% 4/1/2014               1,023,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     8,596,250
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $44,211,331)                                                   48,207,212
--------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--6.1%
                Adjustable Rate Notes**
        2,500M  Delaware  Cnty. Indl. Dev. Auth. Arpt. Facs. Rev. 2.22%                              2,500,000
          500M  Lehigh Cnty. Gen. Purpose Auth. Rev. 2.23%                                             500,000
--------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $3,000,000)                                   3,000,000
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $48,211,331)                                   104.6%    51,207,212
Excess of Liabilities Over Other Assets                                                    (4.6)    (2,264,694)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $48,942,518
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.524% with Bear Stearns Bank plc                         10/22/2014      $2,400M         $46,408
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.548% with Citibank, N.A.                                 2/15/2015       2,500M          57,543
------------------------------------------------------------------------------------------------------------
                                                                                     $4,900M        $103,951
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$48,211,331. Accumulated net unrealized appreciation on investments was $2,995,881, consisting of $3,017,916 gross unrealized appreciation and $22,035 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-VIRGINIA FUND
March 31, 2005

--------------------------------------------------------------------------------------------------------------


Principal
   Amount       Security                                                                                 Value
--------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.4%
                Education--4.9%
         $650M  Norfolk Redev. & Housing Auth. (Tidewater Cmnty. College)
                   5 7/8% 11/1/2005*                                                                  $675,571
        1,000M  Virginia College Building Auth. Educ. Facs. Rev. 5 1/4%  2/1/2017                    1,077,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,753,071
--------------------------------------------------------------------------------------------------------------
                General Obligations--26.6%
        1,000M  Hampton 5 3/4% 2/1/2010*                                                             1,126,250
        1,065M  Harrisonburg Public Safety & Steam Plant Series "A"
                   5% 7/15/2020                                                                      1,131,563
        1,000M  Lunenburg County Series "B" 5 1/4% 2/1/2029                                          1,063,750
                Norfolk:
        1,730M     5% 7/1/2020                                                                       1,825,150
        1,100M     5% 7/1/2021                                                                       1,159,125
                Richmond:
        1,000M     5 3/8% 1/15/2015                                                                  1,087,500
        1,000M     5 1/2% 1/15/2017                                                                  1,096,250
        1,000M  Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                                     1,098,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     9,588,338
--------------------------------------------------------------------------------------------------------------
                Health Care--8.6%
                Roanoke Industrial Development Authority:
        1,000M     Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                                   1,095,000
        1,675M     Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                                      1,984,875
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,079,875
--------------------------------------------------------------------------------------------------------------
                Transportation--15.0%
                Metropolitan Washington DC Airport Auth. System:
          960M     Series "B" 5.1% 10/1/2021                                                         1,008,000
          500M     Series "B" 5 1/8% 10/1/2022                                                         523,125
        1,585M  Norfolk Airport Auth. 5 3/8% 7/1/2015                                                1,723,687
                Puerto Rico Commwlth. Hwy. & Trans. Auth. Inverse Floater:****
        1,150M     7.619% 7/1/2020                                                                   1,302,375
          750M     7.619% 7/1/2022                                                                     843,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,400,937
--------------------------------------------------------------------------------------------------------------
                Utilities--17.0%
        1,165M  Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                           1,338,294
        1,000M  Norfolk Water Rev. 5 7/8% 11/1/2015                                                  1,038,930
          500M  Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5 1/8% 7/15/2018                            536,875
                Puerto Rico Electric Power Authority:
        1,000M     5 3/8%  7/1/2017                                                                  1,100,000
        1,000M     Series "II" 5 1/4%  7/1/2022                                                      1,075,000
        1,000M  Virginia Beach Water & Sewer Rev. 5% 10/1/2018                                       1,050,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,139,099
--------------------------------------------------------------------------------------------------------------
                Other Revenue--26.3%
        1,000M  Dinwiddie Cnty. Indl. Dev. Auth. Lease Rev. Series "B" 5% 2/15/2024                  1,046,250
        1,330M  Front Royal & Warren Cnty. Indl. Dev. Auth. Lease Rev. 5% 4/1/2022                   1,401,487
        1,000M  Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                   5 3/8% 11/1/2020                                                                  1,078,750
          500M  Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
                   5 5/8% 11/1/2015                                                                    554,375
        1,000M  Middlesex County Indl. Dev. Auth. Lease Rev. 5 1/8% 8/1/2023                         1,066,250
        1,000M  Montgomery County Indl. Dev. Auth. Series "C" 6% 1/15/2017                           1,133,750
                Southwest Regional Jail Authority Revenue:
        1,000M     5 1/8% 9/1/2021                                                                   1,061,250
        1,020M     5 1/8% 9/1/2022                                                                   1,078,650
        1,010M  Virginia State Res. Auth. Infrastructure Rev. Series "B"
                   5 1/2% 5/1/2018                                                                   1,098,375
--------------------------------------------------------------------------------------------------------------
                                                                                                     9,519,137
--------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $33,399,129)                                          98.4%    35,480,457
Other Assets, Less Liabilities                                                              1.6        560,558
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%   $36,041,015
==============================================================================================================



------------------------------------------------------------------------------------------------------------
                                                                     Expiration    Notional       Unrealized
Interest Rate Swaps                                                        Date      Amount     Appreciation
------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.524% with Bear Stearns Bank plc                        10/22/2014      $2,000M         $38,673
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.69% with Citibank, N.A.                                 1/13/2015       2,100M          22,725
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.548% with Citibank, N.A.                                2/15/2015       2,000M          46,034
------------------------------------------------------------------------------------------------------------
                                                                                     $6,100M        $107,432
------------------------------------------------------------------------------------------------------------

At March 31, 2005, the cost of municipal investments for federal income tax purposes was
$33,399,129. Accumulated net unrealized appreciation on investments was $2,081,328, consisting of $2,082,769 gross unrealized appreciation and $1,441 gross unrealized depreciation.


FOOTNOTES

* Municipal bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on adjustable rate notes are determined and reset periodically by the issuer. The interest rates shown are the rates in effect at March 31, 2005.

*** Inverse floating rate securities ("floaters") are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, a floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for floaters may be limited and they may be illiquid. The market value of floaters generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on floaters may be significantly reduced, even to zero, if interest rates rise. The interest rate is reset weekly by the issuer. The interest rates shown are the rates in effect at March 31, 2005.

**** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.

Summary of Abbreviations:

     AMBAC  American Municipal Bond Assurance Corporation
     CO     Corporate Obligor
     COP    Certificate of Participation
     FGIC   Financial Guaranty Insurance Company
     FSA    Financial Security Assurance
     GO     General Obligation
     LOC    Letter of Credit
     MBIA   Municipal Bond Investors Assurance Insurance Corporation
     VR     Variable Rate Securities


Security valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the applicable Fund's Board of Directors/Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax-Exempt Money Market Fund, are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
First Investors Insured Tax Exempt Fund II
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  May 27, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  May 27, 2005